As filed with the Securities and Exchange Commission on March 13, 2006

                                                    Securities Act File No. 333-
                                       Investment Company Act File No. 811-21864
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |X|
                        Pre-Effective Amendment No. _____                    |_|
                        Post-Effective Amendment No.____                     |_|
                                     and/or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |X|
                               Amendment No. _____                           |_|
                        (Check appropriate box or boxes.)

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                                WISDOMTREE TRUST
               (Exact Name of Registrant as Specified in Charter)

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                           48 Wall Street, 11th Floor
                               New York, NY 10005
               (Address of Principal Executive Offices) (Zip Code)

     (Registrant's Telephone Number, including Area Code): (212) 918 - 4968

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                               JONATHAN STEINBERG
                                WISDOMTREE TRUST
                           48 Wall Street, 11th Floor
                               New York, NY 10005
                     (Name and Address of Agent for Service)

Counsel for the Trust:                         Richard Morris, Esq.
Kirkpatrick & Lockhart Nicholson Graham LLP    WisdomTree Asset Management, Inc.
599 Lexington Avenue                           48 Wall Street, 11th Floor
New York, New York  10022-6030                 New York, New York  10005
Attention: Robert J. Borzone, Jr., Esq.

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                  Approximate Date of Proposed Public Offering:

 As soon as practicable after the effective date of the Registration Statement.

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      Title of Securities Being Registered: Shares of Beneficial Interest,
                            no par value per share.

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The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                              Subject to Completion
                   Preliminary Prospectus dated March 13, 2006

WISDOMTREE(SM) TRUST

The WisdomTree Trust consists of 20 separate investment portfolios called "Funds." Each Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of a particular index that defines a dividend-paying segment of the U.S. or international stock market. The indexes are created using proprietary methodology developed by WisdomTree Investments, Inc. This Prospectus relates to the following Funds:

WISDOMTREE DOMESTIC EQUITY FUNDS
WisdomTree Total Dividend Fund
WisdomTree High-Yielding Equity(SM) Fund
WisdomTree LargeCap Dividend Fund
WisdomTree Dividend Top 100(SM) Fund
WisdomTree MidCap Dividend Fund
WisdomTree SmallCap Dividend Fund

WISDOMTREE INTERNATIONAL EQUITY FUNDS
WisdomTree DIEFA(SM) Fund
WisdomTree DIEFA High-Yielding Equity Fund
WisdomTree Europe Total Dividend Fund
WisdomTree Europe High-Yielding Equity Fund
WisdomTree Europe SmallCap Dividend Fund
WisdomTree Japan Total Dividend Fund
WisdomTree Japan High-Yielding Equity Fund
WisdomTree Japan SmallCap Dividend Fund
WisdomTree DIPR(SM) Fund
WisdomTree DIPR High-Yielding Equity Fund
WisdomTree International LargeCap Dividend Fund
WisdomTree International Dividend Top 100(SM) Fund
WisdomTree International MidCap Dividend Fund
WisdomTree International SmallCap Dividend Fund

WisdomTree Trust (the "Trust") is a registered investment company. Each Fund is an "exchange traded fund". This means that shares of the Funds are listed on national securities exchanges, such as the New York Stock Exchange, and trade at market prices. Market prices for a Fund's shares may be different from its net asset value per share ("NAV"). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund issues and redeems shares at NAV only in blocks of 50,000 shares, or multiples thereof ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

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A NOTE TO RETAIL INVESTORS

Shares can be purchased directly from the issuing Fund only in exchange for a basket of securities that is expected to be worth several million dollars. Most individual investors, therefore, will not be able to purchase shares directly from a Fund. Instead, these investors will purchase shares in the secondary market through a brokerage account or with the assistance of a broker. Thus, some of the information contained in this Prospectus - such as information about purchasing and redeeming shares from a Fund and references to transaction fees imposed on purchases and redemptions - is not relevant to most individual investors. Shares purchased or sold through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.
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THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           Prospectus dated [_], 2006

Table of Contents

Overview.......................................................................1
         Investment Objective..................................................1
Principal Investment Strategies................................................1
Principal Risk Factors Common to All Funds.....................................5
         Portfolio Holdings Information........................................7
The WisdomTree Domestic Equity Funds...........................................8
         WisdomTree Total Dividend Fund........................................8
         WisdomTree High-Yielding Equity Fund.................................11
         WisdomTree LargeCap Dividend Fund....................................13
         WisdomTree SmallCap Dividend Fund....................................15
         WisdomTree Dividend Top 100 Fund.....................................17
         WisdomTree MidCap Dividend Fund......................................20
The WisdomTree International Equity Funds.....................................23
         WisdomTree DIEFA Fund................................................24
         WisdomTree DIEFA High-Yielding Equity Fund...........................27
         WisdomTree Europe Total Dividend Fund................................30
         WisdomTree Europe High-Yielding Equity Fund..........................33
         WisdomTree Europe SmallCap Dividend Fund ............................36
         WisdomTree Japan Total Dividend Fund.................................40
         WisdomTree Japan High-Yielding Equity Fund...........................43
         WisdomTree Japan SmallCap Dividend Fund..............................46
         WisdomTree DIPR Fund.................................................50
         WisdomTree DIPR High-Yielding Equity Fund............................53
         WisdomTree International LargeCap Dividend Fund......................56
         WisdomTree International Dividend Top 100 Fund.......................59
         WisdomTree International MidCap Dividend Fund........................62
         WisdomTree International SmallCap Dividend Fund......................65
Management....................................................................68
         Investment Adviser...................................................68
         Sub-Adviser..........................................................69
         Portfolio Managers...................................................69
         Administrator, Custodian and Transfer Agent..........................70
Shareholder Information.......................................................71
         Buying and Selling Shares............................................71
         Share Trading Prices.................................................71
         Determination of Net Asset Value.....................................71
         Dividends and Distributions..........................................72
         Book Entry...........................................................72
         Delivery of Shareholder Documents....................................72
         Frequent Purchases and Redemptions of Fund Shares....................73
         Investments by Registered Investment Companies.......................73
         Taxes................................................................73
         Taxes on Distributions...............................................73
         Taxes When Fund Shares are Sold......................................74
         Taxes on Creations and Redemptions of Creation Units.................74
         Creations and Redemptions............................................75
         Authorized Participants and the Continuous Offering of Shares........75

         Creation and Redemption Transaction Fees for Creation Units..........77
Distribution..................................................................78
Legal Notices.................................................................78
Supplemental Information......................................................79

OVERVIEW

This Prospectus provides the information you need to make an informed decision about investing in the Funds.* It contains important facts about the Trust as a whole and each Fund in particular.

Each Fund is an exchange-traded fund ("ETF"). ETFs are index funds whose shares are listed on stock exchanges and traded like equity securities at market prices. ETFs, such as the Funds, allow you to buy or sell shares of a Fund that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease and liquidity of stock-trading to the benefits of traditional index-fund investing.

WisdomTree Asset Management, Inc. ("WisdomTree Asset Management") is the investment adviser to each Fund. WisdomTree Investments, Inc. ("WisdomTree Investments") is the parent company of WisdomTree Asset Management.

INVESTMENT OBJECTIVE

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index" or "Dividend Index") developed by WisdomTree Investments. Each Index consists of dividend-paying securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments.

PRINCIPAL INVESTMENT STRATEGIES

This Prospectus describes six Funds that invest in dividend-paying U.S. equity securities and fourteen Funds that invest in dividend-paying non-U.S. equity securities. Each Fund tracks a specific U.S. or international stock Index created by WisdomTree Investments. Each Dividend Index is designed to measure a specific segment of the market for U.S. or international dividend-paying securities. Because each Fund's investment strategy is to invest all or substantially all of its assets in a Dividend Index, it is important to understand the characteristics of each Fund's underlying Index. Therefore, information about each Fund and Index is described below.

The Dividend Indexes differ from most traditional indexes in that the proportion
- or "weighting" - of the securities in each Dividend Index is based on either the amount of cash dividends that companies in each Index pay or the dividend yield of the companies in each Index. This means that securities of companies that pay higher amounts of cash dividends or have higher dividend yields generally will be more heavily weighted in each Index and Fund. Most traditional indexes and index funds weight their securities by looking simply at the market capitalization of such securities. The Indexes and Funds therefore offer investors an alternative to traditional indexes and index funds as well as actively-managed funds.

The Dividend Indexes are constructed using a rules-based methodology developed by WisdomTree Investments. Only dividend-paying securities are eligible to be included in the Dividend Indexes. The methodology weights securities in each Index in a manner that magnifies the effect that dividends have on Index performance. Based on extensive research into the history of dividend-paying stocks,

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* "WisdomTree", "High-Yielding Equity", "Dividend Top 100", "WisdomTree DIEFA", "WisdomTree DIPR", "International Dividend Top 100" and "Dividend Stream" are service marks of WisdomTree Investments, Inc. and have been licensed for use by the Trust. WisdomTree Investments, Inc. has patent applications pending on the methodology and operation of its Indexes.

WisdomTree Investments believes that portfolios containing only dividend-paying companies -- weighted either by dividend yield or in proportion to the cash dividends such companies pay -- have historically produced generally higher returns with lower volatility than traditional market-capitalization weighted indexes. Of course, historical Index performance is no guarantee of future results or the performance of any Fund whose investment objective is to track an Index.

WisdomTree Investments has created two broad market Dividend Indexes that define the universe of dividend-paying securities in the United States and in the industrialized world outside of the U.S. Each Index meets specified liquidity and other requirements. All of the Dividend Indexes are subsets of, or are derived from, one of these two Indexes. The first of these Indexes, the WisdomTree Dividend Index, measures the performance of U.S. companies that pay regular cash dividends. The second, the WisdomTree Dividend Index of Europe, Far East Asia and Australasia ("DIEFA"), measures the performance of companies in the industrialized world outside of the U.S. that pay regular cash dividends on shares of common stock. The WisdomTree Total Dividend Fund and the WisdomTree DIEFA Fund each attempt to track the performance of the Index suggested by its name.

From the two broad market Indexes described above, WisdomTree Investments has developed additional Indexes that focus on different segments of the U.S. and non-U.S. markets for dividend-paying securities. For example, WisdomTree Investments has developed Indexes that specifically measure the performance of the large-capitalization, mid-capitalization and small-capitalization segments of the markets for U.S. and non-U.S. dividend paying securities included within each broad market Index. The WisdomTree LargeCap Dividend Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree MidCap Dividend Fund, WisdomTree International MidCap Dividend Fund, WisdomTree SmallCap Dividend Fund, WisdomTree International SmallCap Dividend Fund, WisdomTree Europe SmallCap Dividend Fund, and the WisdomTree Japan SmallCap Dividend fund each attempt to track the performance of one of these Indexes.

In addition, WisdomTree Investments has derived several "high-yielding" Indexes from the two broad market Indexes. These Indexes measure the performance of the highest dividend yielding stocks in specified U.S. and international markets. These Indexes are "multi-capitalization" Indexes that include large-capitalization, mid-capitalization and small-capitalization companies. The WisdomTree High-Yielding Equity Fund, WisdomTree DIEFA High-Yielding Equity Fund, WisdomTree Europe High-Yielding Equity Fund, WisdomTree Japan High-Yielding Equity Fund, and WisdomTree DIPR High-Yielding Equity Fund each attempt to track the performance of the high-yielding Index suggested by its name.

WisdomTree Investments has also developed "multi-capitalization" Indexes that measure the performance of dividend paying securities in the U.S. or specific non-U.S. geographic regions. The WisdomTree Europe Fund, WisdomTree Japan Total Dividend Fund, and WisdomTree DIPR Fund, which tracks the Dividend Index of the Pacific Region ("DIPR"), each attempts to track the performance of the Index suggested by its name.

WisdomTree Investments has also developed two Indexes to measure the performance of the 100 highest-yielding, large-capitalization U.S. and non-U.S. companies that meet specified criteria. Unlike the other WisdomTree Indexes, these two Indexes are weighted by dividend-yield and not regular cash dividends paid. The WisdomTree Dividend Top 100 Fund and WisdomTree International Dividend Top 100 Fund each attempt to track the performance of the Index suggested by its name.

In order to be included in one of the Indexes, a company must pay regular cash dividends on shares of its common stock. Companies must also meet certain liquidity requirements. For example, a company must have a minimum market capitalization of $100 million as of the annual Index measurement date and have an average daily dollar volume traded of at least $100,000 for the three months prior to the annual Index measurement date. Some Indexes have higher minimum capitalization and liquidity requirements. To be included in one of the U.S. Dividend Indexes, a company must be incorporated in the United States (including Puerto Rico), and must list its shares on the New York Stock Exchange, American Stock Exchange or the NASDAQ National Market. To be included in one of the non-U.S. Indexes, a company must list its shares on a major non-U.S. stock exchange and be organized outside of the United States.

Common stocks, real estate investment trusts, tracking stocks, and holding companies are eligible for inclusion in each Index. Limited partnerships, limited liability companies, royalty trusts, preferred stocks, closed-end funds, exchange-traded funds, and passive foreign investment companies are not eligible for inclusion in an Index.

The Principal Investment Strategies and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while The WisdomTree Domestic Equity Funds and The WisdomTree International Equity Funds sections provide important information about each Fund, including a brief description of each Fund's underlying Index and principal risks specific to that Fund. Additional and more detailed information about each WisdomTree Index and Fund is contained in the Trust's statement of Additional Information ("SAI").

Each WisdomTree Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular Index developed by WisdomTree Investments. The Funds do not try to "beat" the indexes that they track and do not seek temporary defensive positions when equity markets decline or appear to be overvalued.

Under normal circumstances, at least 95% of a Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of its Index. Each Fund generally may invest up to 5% of its total assets in securities not included in its Index, but which the Fund believes will help it track its Index. For example, a Fund may invest in securities that are not components of its Index in order to reflect various corporate actions and other changes to its Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as a Fund invests at least 95% of its total assets in the securities of its Index, it also may invest its other assets in cash and cash equivalents, as well as in futures contracts, options on futures contracts, options, and swaps. WisdomTree Asset Management expects that, over time, the correlation between each Fund's performance and that of its Index, before fees and expenses, will be 95% or better.

Each of the WisdomTree High-Yielding Equity Fund, WisdomTree LargeCap Dividend Fund, WisdomTree Dividend Top 100 Fund, WisdomTree MidCap Dividend Fund, WisdomTree International LargeCap Dividend Fund and WisdomTree International Dividend Top 100 Fund, intend to invest in all or substantially all of the securities in its Index in approximately the same proportions as such securities are found in the Index. This investment strategy is sometimes known as "Replication." While each of these Funds generally will use a Replication strategy, each Fund may, in certain circumstances use a "Representative Sampling" strategy. "Representative Sampling" is explained in more detail below.

Each of the other Funds intends to use a Representative Sampling strategy to invest in substantially all of the securities in its underlying Index. Representative Sampling means that the Fund selects from the underlying Index a sample of securities that closely resembles the underlying Index in terms of key performance and risk factors and other characteristics.

To the extent that a Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, a Fund may similarly concentrate its investments.

PRINCIPAL RISK FACTORS COMMON TO ALL FUNDS

Each Fund is subject to the principal risks described below. Additional risks associated with a Fund are discussed under the description of that Fund in The WisdomTree Domestic Equity Funds or The WisdomTree International Equity Funds sections. Some or all of these risks may adversely affect a Fund's NAV, trading price, yield, total return and/or its ability to meet its objectives.

STOCK MARKET RISK

The trading price of equity securities fluctuates in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. Each Fund's NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

INVESTMENT STYLE RISK

The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause a Fund to under-perform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small- capitalization stocks) tend to go through cycles of doing better - or worse - than the general securities markets. In the past, these periods have lasted for as long as several years.

INTEREST RATE RISK

Each of the underlying Indexes, and therefore the Funds, may be more heavily weighted than other types of investments in market sectors that are sensitive to interest rate fluctuations (such as the financial and real estate sectors). The Funds therefore may be more sensitive to fluctuations in interest rates than other types of investments. In particular, increases to prevailing interest rates could have a negative impact on the performance of the Funds.

INVESTMENT APPROACH RISK

Each Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Funds do not attempt to outperform their Indexes or take defensive positions in declining markets. As a result, each Fund's performance may be negatively affected by a general decline in the U.S. or foreign market segments relating to its Index.

CONCENTRATION RISK

To the extent that a Fund's Index concentrates in the securities of a particular industry or group of industries, the Fund may similarly concentrate its investments. A Fund that concentrates, or otherwise invests a large portion of its assets in a single industry or group of industries, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries. In such case, a Fund may be more volatile than funds based on broader or less volatile market segments.

NON-DIVERSIFICATION RISK

Each Fund is considered to be a non-diversified fund, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on a Fund's performance.

ISSUER-SPECIFIC RISK

Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of a Fund.

NON-CORRELATION RISK

The performance of a Fund and its Index may vary somewhat for a variety of reasons. For example, each Fund incurs operating expenses and portfolio transaction costs not incurred by its Index. In addition, a Fund may not be fully invested in the securities of its Index at all times. The use of sampling techniques or futures or other derivative positions may affect a Fund's ability to achieve close correlation with its Index. A Fund using a Representative Sampling strategy generally can be expected to have a greater non-correlation risk than a Fund using a Replication strategy.

MANAGEMENT RISK

Because each Fund may not fully replicate its Index and may hold securities not included in its Index, a Fund is subject to management risk. This is the risk that the Fund's investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

MARKET TRADING RISKS

      No Assurance that an Active Trading Market for Fund Shares Will Develop or be Maintained

      Although it is expected that the shares of the Funds will be listed for trading on the New York Stock Exchange, it is possible that an active trading market may not be maintained.

      LACK OF MARKET LIQUIDITY

      Trading of shares of a Fund on the New York Stock Exchange or another national securities exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of marketwide "circuit breakers" halts stock trading generally. If a Fund's shares are delisted, the Fund may seek to list its shares on another market, merge with another ETF or traditional mutual fund, or redeem its shares at NAV. WisdomTree Asset Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

      SHARES OF THE FUNDS MAY TRADE AT PRICES OTHER THAN NAV

      It is expected that the shares of the Fund will be listed for trading on the New York Stock Exchange and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy shares of a Fund on the secondary market, and you may receive less than NAV when you sell those shares on the secondary market.

      The market price of Fund shares during the trading day, like the price of any exchange-traded security, includes a "bid/ask" spread charged by the exchange specialist, market makers or other participants that trade the Fund shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. WisdomTree Asset Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

LACK OF GOVERNMENTAL INSURANCE OR GUARANTEE

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FISCAL POLICY RISK

Any repeal or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Funds.

PORTFOLIO HOLDINGS INFORMATION

Information about each Fund's portfolio holdings is available at www.wisdomtree.com. A summarized description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Trust's SAI.

THE WISDOMTREE DOMESTIC EQUITY FUNDS

      o WisdomTree Total Dividend Fund
      o WisdomTree High-Yielding Equity Fund
      o WisdomTree LargeCap Dividend Fund
      o WisdomTree Dividend Top 100 Fund
      o WisdomTree MidCap Dividend Fund
      o WisdomTree SmallCap Dividend Fund

WISDOMTREE TOTAL DIVIDEND FUND

CUSIP NUMBER: [_]
NYSE EXCHANGE TRADING SYMBOL: [_]

INVESTMENT OBJECTIVE

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective.

INDEX DESCRIPTION

The WisdomTree Dividend Index measures the performance of U.S. companies that pay regular cash dividends on shares of their common stock and that meet specified requirements as of the Index measurement date. The Index consists of companies that: (i) are incorporated in the United States (including Puerto
Rico), (ii) are listed on the New York Stock Exchange ("NYSE"), American Stock Exchange ("AMEX") or the NASDAQ National Market, (iii) pay regular cash dividends on shares of their common stock, (iv) have a market capitalization of at least $100 million on the Index measurement date, and (v) have an average daily dollar volume of at least $100,000 for the three months prior to the Index measurement date. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes all large-capitalization, mid-capitalization and small-capitalization securities that meet the Index requirements and is, in this sense, a total market index for the dividend-paying segment of the U.S. market.

PRIMARY INVESTMENT RISKS

The following risk, in addition to the principal risk factors common to all funds, is one of the risks that can significantly affect the Fund's performance.

      o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Total Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

PERFORMANCE INFORMATION

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

      SHAREHOLDER FEES ...................................................  None
            (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)

      ANNUAL FUND OPERATING EXPENSES
            (expenses deducted from Fund assets)
            Management Fees ..............................................     %
            Distribution and/or Service (12b-1) Fees .....................  None
            Other Expenses* ..............................................  None
      TOTAL ANNUAL FUND OPERATING EXPENSES ...............................     %

      * "Other Expenses" are based on estimated amounts for the current fiscal year. The Trust's Investment Advisory Agreement provides that WisdomTree Asset Management will pay all expenses incurred by the Trust except for interest and taxes (both expected to be de minimis), brokerage expenses and other expenses connected with the execution of portfolio transactions, and certain other expenses.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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1 Year                                     3 Years
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$                                          $
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You would pay the following expenses if you did not redeem your shares:

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1 Year                                     3 Years
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$                                          $
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This example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $[_] is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of [_], 2006 was $[_]. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $[_] on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $[_] and a [_]% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $[_] if the Creation Unit is redeemed after one year and $[_] if the Creation Unit is redeemed after three years.

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* See the Creation Transaction Fees and Redemption Transaction Fees discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

WISDOMTREE HIGH-YIELDING EQUITY FUND

CUSIP NUMBER: [_]
NYSE EXCHANGE TRADING SYMBOL: [_]

INVESTMENT OBJECTIVE

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree High-Yielding Equity Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree High-Yielding Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a replication strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index.

INDEX DESCRIPTION

The WisdomTree High-Yielding Equity Index measures the performance of the highest yielding securities within the WisdomTree Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Dividend Index those companies with market capitalizations of at least $200 million and average daily trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted U.S. multi-capitalization index.

PRIMARY INVESTMENT RISKS

The following risk, in addition to the principal risk factors common to all funds, is one of the risks that can significantly affect the Fund's performance.

      o Stock Market Risk. The price, and therefore the total return of shares of the WisdomTree High-Yielding Equity Fund, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

PERFORMANCE INFORMATION

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

      SHAREHOLDER FEES ...................................................  None
            (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)

      ANNUAL FUND OPERATING EXPENSES
            (expenses deducted from Fund assets)
            Management Fees ..............................................     %
            Distribution and/or Service (12b-1) Fees .....................  None
            Other Expenses* ..............................................  None
      TOTAL ANNUAL FUND OPERATING EXPENSES ...............................     %

      * "Other Expenses" are based on estimated amounts for the current fiscal year. The Trust's Investment Advisory Agreement provides that WisdomTree Asset Management will pay all expenses incurred by the Trust except for interest and taxes (both expected to be de minimis), brokerage expenses and other expenses connected with the execution of portfolio transactions, and certain other expenses.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:
--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

This example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $[_] is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of [_], 2006 was $[_]. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $[_] on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $[_] and a [_]% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $[_] if the Creation Unit is redeemed after one year and $[_] if the Creation Unit is redeemed after three years.

------------
* See the Creation Transaction Fees and Redemption Transaction Fees discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

WISDOMTREE LARGECAP DIVIDEND FUND
CUSIP NUMBER: [_]
NYSE EXCHANGE TRADING SYMBOL: [_]

INVESTMENT OBJECTIVE

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree LargeCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a replication strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index.

INDEX DESCRIPTION

The WisdomTree LargeCap Dividend Index measures performance of companies that pay regular cash dividends from the large-capitalization segment of the WisdomTree Total Dividend Index and that meet specified requirements as of the Index measurement date. The Index consists of the 300 companies in the WisdomTree Dividend Index with the highest market capitalizations as of the Index measurement date. Companies in the Index are weighted based on their projected cash dividends as of the Index measurement date.

PRIMARY INVESTMENT RISKS

The following risk, in addition to the principal risk factors common to all funds, is one of the risks that can significantly affect the Fund's performance.

      o Stock Market Risk. The price, and therefore the total return of shares of the WisdomTree LargeCap Dividend Fund, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

PERFORMANCE INFORMATION

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

      SHAREHOLDER FEES ...................................................  None
            (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)

      ANNUAL FUND OPERATING EXPENSES
            (expenses deducted from Fund assets)
            Management Fees ..............................................     %
            Distribution and/or Service (12b-1) Fees .....................  None
            Other Expenses* ..............................................  None
      TOTAL ANNUAL FUND OPERATING EXPENSES ...............................     %

      * "Other Expenses" are based on estimated amounts for the current fiscal year. The Trust's Investment Advisory Agreement provides that WisdomTree Asset Management will pay all expenses incurred by the Trust except for interest and taxes (both expected to be de minimis), brokerage expenses and other expenses connected with the execution of portfolio transactions, and certain other expenses.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

This example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $[_] is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of [_], 2006 was $[_]. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $[_] on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $[_] and a [_]% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $[_] if the Creation Unit is redeemed after one year and $[_] if the Creation Unit is redeemed after three years.

------------
* See the Creation Transaction Fees and Redemption Transaction Fees discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

WISDOMTREE DIVIDEND TOP 100 FUND

CUSIP NUMBER: [_]
NYSE EXCHANGE TRADING SYMBOL: [_]

INVESTMENT OBJECTIVE

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Top 100 Index. The WisdomTree Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies in the WisdomTree LargeCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Dividend Top 100 Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a replication strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index.

INDEX DESCRIPTION

The WisdomTree Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies in the WisdomTree LargeCap Dividend Index and that meet specified requirements as of the Index measurement date. Unlike the other WisdomTree Domestic Indexes, which weight index components based on projected cash dividends, a component's weight in the Index is based on its indicated annual dividend yield as of the Index measurement date. Indicated annual dividend yield is calculated by annualizing the most recently declared regular cash dividend per share and dividing the amount by the stock price. A component company's weight in the Index is determined by dividing its indicated annual dividend yield by the sum of all the indicated annual dividend yields for all the component companies in the Index. The Index consists of 100 large-capitalization securities and is, in this sense, a dividend-yield weighted U.S. large-capitalization index.

PRIMARY INVESTMENT RISKS

The following risk, in addition to the principal risk factors common to all funds, is one of the risks that can significantly affect the Fund's performance.

      o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Dividend Top 100 Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

PERFORMANCE INFORMATION

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

      SHAREHOLDER FEES ...................................................  None
            (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)

      ANNUAL FUND OPERATING EXPENSES
            (expenses deducted from Fund assets)
            Management Fees ..............................................     %
            Distribution and/or Service (12b-1) Fees .....................  None
            Other Expenses* ..............................................  None
      TOTAL ANNUAL FUND OPERATING EXPENSES ...............................     %

      * "Other Expenses" are based on estimated amounts for the current fiscal year. The Trust's Investment Advisory Agreement provides that WisdomTree Asset Management will pay all expenses incurred by the Trust except for interest and taxes (both expected to be de minimis), brokerage expenses and other expenses connected with the execution of portfolio transactions, and certain other expenses.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

This example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $[_] is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of [_], 2006 was $[_]. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $[_] on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $[_] and a [_]% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $[_] if the Creation Unit is redeemed after one year and $[_] if the Creation Unit is redeemed after three years.

------------
* See the Creation Transaction Fees and Redemption Transaction Fees discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

WISDOMTREE MIDCAP DIVIDEND FUND

CUSIP NUMBER: [_]
NYSE EXCHANGE TRADING SYMBOL: [_]

INVESTMENT OBJECTIVE

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree MidCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a replication strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index.

INDEX DESCRIPTION

The WisdomTree MidCap Dividend Index measures the performance of companies that pay regular cash dividends from the mid-capitalization segment of the WisdomTree Dividend Index and that meet specified requirements as of the Index measurement date. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Dividend Index. Those companies that comprise the top 75% of the remaining market capitalization of the WisdomTree Dividend Index as of the Index measurement date are included in the WisdomTree MidCap Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes primarily mid-capitalization securities and is, in this sense, a dividend-weighted U.S. mid-capitalization index.

PRIMARY INVESTMENT RISKS

The following risks, in addition to the principal risk factors common to all funds, are some of the risks that can significantly affect the Fund's performance.

      o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree MidCap Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

      o Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies.

            o Mid-capitalization companies normally have less diverse product lines and they may be more susceptible to adverse developments concerning their products than larger capitalization companies.
            o The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political or economic developments than the market as a whole or other types of securities.
            o The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of mid-capitalization companies.

      o Investments in REITs. The Fund tends to invest a relatively large percentage of its assets in real estate investment trusts or "REITs." Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for REITs, such as declining property values or rising interest rates, could have a negative impact on the Fund's performance.

As a result, the Fund may be more volatile than funds that invest in larger, more established companies.

PERFORMANCE INFORMATION

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

      SHAREHOLDER FEES ...................................................  None
            (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)

      ANNUAL FUND OPERATING EXPENSES
            (expenses deducted from Fund assets)
            Management Fees ..............................................     %
            Distribution and/or Service (12b-1) Fees .....................  None
            Other Expenses* ..............................................  None
      TOTAL ANNUAL FUND OPERATING EXPENSES ...............................     %

      * "Other Expenses" are based on estimated amounts for the current fiscal year. The Trust's Investment Advisory Agreement provides that WisdomTree Asset Management will pay all expenses incurred by the Trust except for interest and taxes (both expected to be de minimis), brokerage expenses and other expenses connected with the execution of portfolio transactions, and certain other expenses.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

This example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $[_] is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of [_], 2006 was $[_]. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $[_] on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $[_] and a [_]% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $[_] if the Creation Unit is redeemed after one year and $[_] if the Creation Unit is redeemed after three years.

------------
* See the Creation Transaction Fees and Redemption Transaction Fees discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

WISDOMTREE SMALLCAP DIVIDEND FUND

CUSIP NUMBER: [_]
NYSE EXCHANGE TRADING SYMBOL: [_]

INVESTMENT OBJECTIVE

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective.

INDEX DESCRIPTION

The WisdomTree SmallCap Dividend Index measures the performance of companies that pay regular cash dividends from the small-capitalization segment of the WisdomTree Dividend Index and that meet specified requirements as of the Index measurement date. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Dividend Index. Those companies that comprise the bottom 25% of the remaining market capitalization of the Dividend Index as of the Index measurement date are included in the WisdomTree SmallCap Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes primarily small-capitalization securities and is, in this sense, a dividend-weighted U.S. small-capitalization index.

PRIMARY INVESTMENT RISKS

The following risks, in addition to the principal risk factors common to all funds, are some of the risks that can significantly affect the Fund's performance.

      o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree SmallCap Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

      o Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. Although certain risks associated with investing in small-capitalization companies may be similar to those risks associated with investing in mid-capitalization companies, such risks tend to be greater with respect to small-capitalization companies.

            o Small-capitalization companies may be less financially secure than larger, more established mid- and large-capitalization companies.
            o Small-capitalization companies normally have less diverse product lines and they may be more susceptible to adverse developments concerning their products than larger, more established mid- and large-capitalization companies. In addition, small-capitalization companies may distribute, sell or produce products which have recently been brought to market and may be dependent on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, the Fund's investment in a small capitalization company may lose substantial value.

            o The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political or economic developments than the market as a whole or other types of securities.
            o The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small-capitalization companies.
            o In addition, small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

      o Investments in REITs. The Fund tends to invest a relatively large percentage of its assets in real estate investment trusts or "REITs." Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for REITs, such as declining property values or rising interest rates, could have a negative impact on the Fund's performance.

As result, the Fund may be more volatile than funds that invest in larger, more established large-capitalization and mid-capitalization companies.

PERFORMANCE INFORMATION

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

      SHAREHOLDER FEES ...................................................  None
            (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)

      ANNUAL FUND OPERATING EXPENSES
            (expenses deducted from Fund assets)
            Management Fees ..............................................     %
            Distribution and/or Service (12b-1) Fees .....................  None
            Other Expenses* ..............................................  None
      TOTAL ANNUAL FUND OPERATING EXPENSES ...............................     %

      * "Other Expenses" are based on estimated amounts for the current fiscal year. The Trust's Investment Advisory Agreement provides that WisdomTree Asset Management will pay all expenses incurred by the Trust except for interest and taxes (both expected to be de minimis), brokerage expenses and other expenses connected with the execution of portfolio transactions, and certain other expenses.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

This example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $[_] is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of [_], 2006 was $[_]. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $[_] on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $[_] and a [_]% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $[_] if the Creation Unit is redeemed after one year and $[_] if the Creation Unit is redeemed after three years.

------------
* See the Creation Transaction Fees and Redemption Transaction Fees discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

THE WISDOMTREE INTERNATIONAL EQUITY FUNDS

      o WisdomTree DIEFA Fund
      o WisdomTree DIEFA High-Yielding Equity Fund
      o WisdomTree Europe Total Dividend Fund
      o WisdomTree Europe High-Yielding Equity Fund
      o WisdomTree Europe SmallCap Dividend Fund
      o WisdomTree Japan Total Dividend Fund
      o WisdomTree Japan High-Yielding Equity Fund
      o WisdomTree Japan SmallCap Dividend Fund
      o WisdomTree DIPR Fund
      o WisdomTree DIPR High-Yielding Equity Fund
      o WisdomTree International LargeCap Dividend Fund
      o WisdomTree International Dividend Top 100 Fund
      o WisdomTree International MidCap Dividend Fund
      o WisdomTree International SmallCap Dividend Fund

WISDOMTREE DIEFA FUND

CUSIP NUMBER: [_]
NYSE EXCHANGE TRADING SYMBOL: [_]

INVESTMENT OBJECTIVE

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index of Europe, Far East Asia and Australasia (the "WisdomTree DIEFA Index"). Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree DIEFA Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective.

INDEX DESCRIPTION

The WisdomTree DIEFA Index measures the performance of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends on shares of common stock and that meet specified requirements as of the Index measurement date. To be included in the WisdomTree DIEFA Index, companies must be incorporated in one of 16 developed-market European countries represented by the WisdomTree Europe Dividend Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities that meet the Index requirements.

PRIMARY INVESTMENT RISKS

The following risks, in addition to the principal risk factors common to all funds, are some of the risks that can significantly affect the Fund's performance.

      o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree DIEFA Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

      o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and, in some cases, less stringent investor protection and disclosure standards. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

      o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance.

      o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

PERFORMANCE INFORMATION

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

      SHAREHOLDER FEES ...................................................  None
            (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)

      ANNUAL FUND OPERATING EXPENSES
            (expenses deducted from Fund assets)
            Management Fees ..............................................     %
            Distribution and/or Service (12b-1) Fees .....................  None
            Other Expenses* ..............................................  None
      TOTAL ANNUAL FUND OPERATING EXPENSES ...............................     %

      * "Other Expenses" are based on estimated amounts for the current fiscal year. The Trust's Investment Advisory Agreement provides that WisdomTree Asset Management will pay all expenses incurred by the Trust except for interest and taxes (both expected to be de minimis), brokerage expenses and other expenses connected with the execution of portfolio transactions, and certain other expenses.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

This example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV only in blocks of [_], 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $[_] is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of [_], 2006 was $[_]. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $[_] on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $[_] and a [_]% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $[_] if the Creation Unit is redeemed after one year and $[_] if the Creation Unit is redeemed after three years.

------------
* See the Creation Transaction Fees and Redemption Transaction Fees discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

WISDOMTREE DIEFA HIGH-YIELDING EQUITY FUND

CUSIP NUMBER: [_]
NYSE EXCHANGE TRADING SYMBOL: [_]

INVESTMENT OBJECTIVE

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree DIEFA High-Yielding Equity Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree DIEFA Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective.

INDEX DESCRIPTION

The WisdomTree DIEFA High-Yielding Equity Index measures the performance of the highest dividend yielding securities within the WisdomTree DIEFA Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree DIEFA Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted, multi-cap index for the high-yielding dividend segment of the industrialized world outside of the U.S. and Canada.

PRIMARY INVESTMENT RISKS

The following risks, in addition to the principal risk factors common to all funds, are some of the risks that can significantly affect the Fund's performance.

      o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree DIEFA High-Yielding Equity Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

      o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

      o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance.

      o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

PERFORMANCE INFORMATION

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

      SHAREHOLDER FEES ..................................................  None*
            (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)

      ANNUAL FUND OPERATING EXPENSES
            (expenses deducted from Fund assets)
            Management Fees ..............................................     %
            Distribution and/or Service (12b-1) Fees .....................  None
            Other Expenses* ..............................................  None
      TOTAL ANNUAL FUND OPERATING EXPENSES ...............................     %

      * "Other Expenses" are based on estimated amounts for the current fiscal year. The Trust's Investment Advisory Agreement provides that WisdomTree Asset Management will pay all expenses incurred by the Trust except for interest and taxes (both expected to be de minimis), brokerage expenses and other expenses connected with the execution of portfolio transactions, and certain other expenses.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

This example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $[_] is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of [_], 2006 was $[_]. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $[_] on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $[_] and a [_]% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $[_] if the Creation Unit is redeemed after one year and $[_] if the Creation Unit is redeemed after three years.

------------
* See the Creation Transaction Fees and Redemption Transaction Fees discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

WISDOMTREE EUROPE TOTAL DIVIDEND FUND

CUSIP NUMBER: [_]
NYSE EXCHANGE TRADING SYMBOL: [_]

INVESTMENT OBJECTIVE

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Europe Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the underlying Index. The Fund generally uses a representative sampling strategy to achieve its investment objective.

INDEX DESCRIPTION

The WisdomTree Europe Dividend Index measures the performance of companies incorporated in 16 developed-market European countries that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated in and have their shares of common stock listed on a major stock exchange in one of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom ("Europe"). Companies must have paid at least $5 million in cash dividends on shares of their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of developed-market Europe.

PRIMARY INVESTMENT RISKS

The following risks, in addition to the principal risk factors common to all funds, are some of the risks that can significantly affect the Fund's performance.

      o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Europe Total Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

      o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

      o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the EMU, which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high. In addition, the tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe.

      o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

PERFORMANCE INFORMATION

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


      SHAREHOLDER FEES ...................................................  None
            (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)

      ANNUAL FUND OPERATING EXPENSES
            (expenses deducted from Fund assets)
            Management Fees ..............................................     %
            Distribution and/or Service (12b-1) Fees .....................  None
            Other Expenses* ..............................................  None
      TOTAL ANNUAL FUND OPERATING EXPENSES ...............................     %

      * "Other Expenses" are based on estimated amounts for the current fiscal year. The Trust's Investment Advisory Agreement provides that WisdomTree Asset Management will pay all expenses incurred by the Trust except for interest and taxes (both expected to be de minimis), brokerage expenses and other expenses connected with the execution of portfolio transactions, and certain other expenses.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

This example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $[_] is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of [_], 2006 was $[_]. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $[_] on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $[_] and a [_]% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $[_] if the Creation Unit is redeemed after one year and $[_] if the Creation Unit is redeemed after three years.

------------
* See the Creation Transaction Fees and Redemption Transaction Fees discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

WISDOMTREE EUROPE HIGH-YIELDING EQUITY FUND

CUSIP NUMBER: [_]
NYSE EXCHANGE TRADING SYMBOL: [_]

INVESTMENT OBJECTIVE

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe High-Yielding Equity Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Europe High-Yielding Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective.

INDEX DESCRIPTION

The WisdomTree Europe High-Yielding Equity Index measures the performance of the highest dividend yielding securities within the WisdomTree Europe Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Europe Dividend Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted, multi-capitalization index for the high-yielding segment of developed-market Europe.

PRIMARY INVESTMENT RISKS

The following risks, in addition to the principal risk factors common to all funds, are some of the risks that can significantly affect the Fund's performance.

      o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Europe High-Yielding Equity Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

      o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

      o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the EMU, which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high. In addition, the tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe.

      o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

PERFORMANCE INFORMATION

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

      SHAREHOLDER FEES ...................................................  None
            (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)

      ANNUAL FUND OPERATING EXPENSES
            (expenses deducted from Fund assets)
            Management Fees ..............................................     %
            Distribution and/or Service (12b-1) Fees .....................  None
            Other Expenses* ..............................................  None
      TOTAL ANNUAL FUND OPERATING EXPENSES ...............................     %

      * "Other Expenses" are based on estimated amounts for the current fiscal year. The Trust's Investment Advisory Agreement provides that WisdomTree Asset Management will pay all expenses incurred by the Trust except for interest and taxes (both expected to be de minimis), brokerage expenses and other expenses connected with the execution of portfolio transactions, and certain other expenses.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

This example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $[_] is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of [_], 2006 was $[_]. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $[_] on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $[_] and a [_]% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $[_] if the Creation Unit is redeemed after one year and $[_] if the Creation Unit is redeemed after three years.

------------
* See the Creation Transaction Fees and Redemption Transaction Fees discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

WISDOMTREE EUROPE SMALLCAP DIVIDEND FUND

CUSIP NUMBER:  [_]
NYSE EXCHANGE TRADING SYMBOL: [_]

INVESTMENT OBJECTIVE

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Europe SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective.

INDEX DESCRIPTION

The WisdomTree Europe SmallCap Dividend Index measures the performance of small-capitalization companies incorporated in Western Europe that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is created by first removing from the WisdomTree Europe Dividend Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the bottom 25% of the remaining market capitalization of this group are included in the WisdomTree Europe SmallCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes primarily small-capitalization securities. In this sense, it is a dividend-weighted small-cap index for the dividend-paying segment of Western Europe

PRIMARY INVESTMENT RISKS

The following risks, in addition to the principal risk factors common to all funds, are some of the risks that can significantly affect the Fund's performance.

      o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Europe SmallCap Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

      o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

      o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the EMU, which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high. In addition, the tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe.

      o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

      o Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. Although certain risks associated with investing in small-capitalization companies may be similar to those risks associated with investing in mid-capitalization companies, such risks tend to be greater with respect to small-capitalization companies.

            o Small-capitalization companies may be less financially secure than larger, more established mid- and large-capitalization companies.

            o Small-capitalization companies normally have less diverse product lines and they may be more susceptible to adverse developments concerning their products than larger, more established mid- and large-capitalization companies. In addition, small-capitalization companies may distribute, sell or produce products which have recently been brought to market and may be dependent on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, the Fund's investment in a small capitalization company may lose substantial value.

            o The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political or economic developments than the market as a whole or other types of securities.

            o The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small-capitalization companies.

            o In addition, small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

PERFORMANCE INFORMATION

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

      SHAREHOLDER FEES                                                      None
            (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)

      ANNUAL FUND OPERATING EXPENSES
            (expenses deducted from Fund assets)
            Management Fees                                                    %
            Distribution and/or Service (12b-1) Fees                        None
            Other Expenses*                                                 None
      TOTAL ANNUAL FUND OPERATING EXPENSES                                     %

      * "Other Expenses" are based on estimated amounts for the current fiscal year. The Trust's Investment Advisory Agreement provides that WisdomTree Asset Management will pay all expenses incurred by the Trust except for interest and taxes (both expected to be de minimis), brokerage expenses and other expenses connected with the execution of portfolio transactions, and certain other expenses.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

This example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $[_] is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of [_], 2006 was $[_]. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $[_] on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.(1) Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $[_] and a [_]% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $[_] if the Creation Unit is redeemed after one year and $[_] if the Creation Unit is redeemed after three years.


------------
(1) See the Creation Transaction Fees and Redemption Transaction Fees discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

WISDOMTREE JAPAN TOTAL DIVIDEND FUND

CUSIP NUMBER: [_]
NYSE EXCHANGE TRADING SYMBOL: [_]

INVESTMENT OBJECTIVE

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Japan Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective.

INDEX DESCRIPTION

The WisdomTree Japan Dividend Index measures the performance of companies incorporated in Japan that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies incorporated in Japan that list their shares on the Tokyo Stock Exchange, the Osaka Stock Exchange or the JASDAQ. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of Japan.

PRIMARY INVESTMENT RISKS

The following risks, in addition to the principal risk factors common to all funds, are some of the risks that can significantly affect the Fund's performance.

      o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Japan Total Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

      o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

      o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country it is more likely to be impacted by events or conditions affecting that country. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan's economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan's largest single trading partner, but close to half of Japan's trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and China will necessarily have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years.

      o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

PERFORMANCE INFORMATION

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

      SHAREHOLDER FEES ...................................................  None
            (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)

      ANNUAL FUND OPERATING EXPENSES
            (expenses deducted from Fund assets)
            Management Fees ..............................................     %
            Distribution and/or Service (12b-1) Fees .....................  None
            Other Expenses* ..............................................  None
      TOTAL ANNUAL FUND OPERATING EXPENSES ...............................     %

      * "Other Expenses" are based on estimated amounts for the current fiscal year. The Trust's Investment Advisory Agreement provides that WisdomTree Asset Management will pay all expenses incurred by the Trust except for interest and taxes (both expected to be de minimis), brokerage expenses and other expenses connected with the execution of portfolio transactions, and certain other expenses.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

This example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $[_] is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of [_], 2006 was $[_]. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $[_] on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $[_] and a [_]% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $[_] if the Creation Unit is redeemed after one year and $[_] if the Creation Unit is redeemed after three years.

------------
* See the Creation Transaction Fees and Redemption Transaction Fees discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

WISDOMTREE JAPAN HIGH-YIELDING EQUITY FUND

CUSIP NUMBER: [_]
NYSE EXCHANGE TRADING SYMBOL: [_]

INVESTMENT OBJECTIVE

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan High-Yielding Equity Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Japan High-Yielding Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective.

INDEX DESCRIPTION

The WisdomTree Japan High-Yielding Equity Index measures the performance of the highest dividend yielding companies within the WisdomTree Japan Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Japan Dividend Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted, multi-capitalization index for the high-yielding dividend segment of Japan.

PRIMARY INVESTMENT RISKS

The following risks, in addition to the principal risk factors common to all funds, are some of the risks that can significantly affect the Fund's performance.

      o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Japan High-Yielding Equity Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

      o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

      o Geographic Concentration Risk. Political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. The Japanese economy has only recently emerged from a pro-longed economic downturn. Since the year 2000, Japan's economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan's largest single trading partner, but close to half of Japan's trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and China will necessarily have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years.

      o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

PERFORMANCE INFORMATION

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

      SHAREHOLDER FEES ...................................................  None
            (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)

      ANNUAL FUND OPERATING EXPENSES
            (expenses deducted from Fund assets)
            Management Fees ..............................................     %
            Distribution and/or Service (12b-1) Fees .....................  None
            Other Expenses* ..............................................  None
      TOTAL ANNUAL FUND OPERATING EXPENSES ...............................     %

      * "Other Expenses" are based on estimated amounts for the current fiscal year. The Trust's Investment Advisory Agreement provides that WisdomTree Asset Management will pay all expenses incurred by the Trust except for interest and taxes (both expected to be de minimis), brokerage expenses and other expenses connected with the execution of portfolio transactions, and certain other expenses.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

This example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $[_] is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of [_], 2006 was $[_]. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $[_] on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $[_] and a [_]% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $[_] if the Creation Unit is redeemed after one year and $[_] if the Creation Unit is redeemed after three years.

------------
* See the Creation Transaction Fees and Redemption Transaction Fees discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

WISDOMTREE JAPAN SMALLCAP DIVIDEND FUND

CUSIP NUMBER:  [_]
NYSE EXCHANGE TRADING SYMBOL: [_]

INVESTMENT OBJECTIVE

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Japan SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective.

INDEX DESCRIPTION

The WisdomTree Japan SmallCap Dividend Index measures the performance of small-capitalization companies incorporated in Japan that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Japan Dividend Index. The remaining companies are then weighted in the Index based on regular cash dividends paid. The Index includes primarily small-capitalization securities. In this sense, it is a dividend-weighted small-cap index for the dividend-paying segment of Japan.

PRIMARY INVESTMENT RISKS

The following risks, in addition to the principal risk factors common to all funds, are some of the risks that can significantly affect the Fund's performance.

      o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Japan SmallCap Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

      o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

      o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country it is more likely to be impacted by events or conditions affecting that country. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan's economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan's largest single trading partner, but close to half of Japan's trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and China will necessarily have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years.

      o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

      o Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. Although certain risks associated with investing in small-capitalization companies may be similar to those risks associated with investing in mid-capitalization companies, such risks tend to be greater with respect to small-capitalization companies.

            o Small-capitalization companies may be less financially secure than larger, more established mid- and large-capitalization companies.

            o Small-capitalization companies normally have less diverse product lines and they may be more susceptible to adverse developments concerning their products than larger, more established mid- and large-capitalization companies. In addition, small-capitalization companies may distribute, sell or produce products which have recently been brought to market and may be dependent on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, the Fund's investment in a small capitalization company may lose substantial value.

            o The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political or economic developments than the market as a whole or other types of securities.

            o The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small-capitalization companies.

            o In addition, small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

PERFORMANCE INFORMATION

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

      SHAREHOLDER FEES                                                      None
            (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)

      ANNUAL FUND OPERATING EXPENSES
            (expenses deducted from Fund assets)
            Management Fees                                                    %
            Distribution and/or Service (12b-1) Fees                        None
            Other Expenses*                                                 None
      TOTAL ANNUAL FUND OPERATING EXPENSES                                     %

      * "Other Expenses" are based on estimated amounts for the current fiscal year. The Trust's Investment Advisory Agreement provides that WisdomTree Asset Management will pay all expenses incurred by the Trust except for interest and taxes (both expected to be de minimis), brokerage expenses and other expenses connected with the execution of portfolio transactions, and certain other expenses.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

This example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $[_] is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of [_], 2006 was $[_]. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $[_] on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.(1) Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $[_] and a [_]% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $[_] if the Creation Unit is redeemed after one year and $[_] if the Creation Unit is redeemed after three years.




------------
(1) See the Creation Transaction Fees and Redemption Transaction Fees discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

WISDOMTREE DIPR FUND

CUSIP NUMBER: [_]
NYSE EXCHANGE TRADING SYMBOL: [_]

INVESTMENT OBJECTIVE

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index of the Pacific Region (the "WisdomTree DIPR Index"). Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree DIPR Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective.

INDEX DESCRIPTION

The WisdomTree DIPR Index measures the performance of companies in Hong Kong, Singapore, Australia and New Zealand that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated in and have their shares listed on a major stock exchange in Hong Kong, Singapore, Australia or New Zealand. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of Hong Kong, Singapore, Australia and New Zealand.

PRIMARY INVESTMENT RISKS

The following risks, in addition to the principal risk factors common to all funds, are some of the risks that can significantly affect the Fund's performance.

      o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree DIPR Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

      o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

      o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. The Pacific Basin economies are in all stages of economic development. The majority of the economies in the region can be characterized as either developing or newly industrialized. Many of the Pacific Basin economies are generally in recessions. Many of their economies are characterized by high inflation, undeveloped financial services sectors, and heavy reliance on international trade. Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions have resulted in significant market downturns and volatility. The Australia and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources.

      o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

PERFORMANCE INFORMATION

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

      SHAREHOLDER FEES ...................................................  None
            (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)

      ANNUAL FUND OPERATING EXPENSES
            (expenses deducted from Fund assets)
            Management Fees ..............................................     %
            Distribution and/or Service (12b-1) Fees .....................  None
            Other Expenses* ..............................................  None
      TOTAL ANNUAL FUND OPERATING EXPENSES ...............................     %

      * "Other Expenses" are based on estimated amounts for the current fiscal year. The Trust's Investment Advisory Agreement provides that WisdomTree Asset Management will pay all expenses incurred by the Trust except for interest and taxes (both expected to be de minimis), brokerage expenses and other expenses connected with the execution of portfolio transactions, and certain other expenses.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

This example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $[_] is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of [_], 2006 was $[_]. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $[_] on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $[_] and a [_]% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $[_] if the Creation Unit is redeemed after one year and $[_] if the Creation Unit is redeemed after three years.

------------
* See the Creation Transaction Fees and Redemption Transaction Fees discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

WISDOMTREE DIPR HIGH-YIELDING EQUITY FUND

CUSIP NUMBER: [_]
NYSE EXCHANGE TRADING SYMBOL: [_]

INVESTMENT OBJECTIVE

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree DIPR High-Yielding Equity Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree DIPR High-Yielding Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective.

INDEX DESCRIPTION

The WisdomTree DIPR High-Yielding Equity Index measures the performance of the highest dividend paying companies within the WisdomTree DIPR Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree DIPR Index those companies with market capitalizations of at least $200 million and average daily trading volumes of at least $200,000 for the three months prior to the measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted, multi-capitalization index for the high-yielding dividend segment of Hong Kong, Singapore, Australia and New Zealand.

PRIMARY INVESTMENT RISKS

The following risks, in addition to the principal risk factors common to all funds, are some of the risks that can significantly affect the Fund's performance.

      o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree DIPR High-Yielding Equity Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

      o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

      o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. The Pacific Basin economies are in all stages of economic development. The majority of the economies in the region can be characterized as either developing or newly industrialized. Many of the Pacific Basin economies are generally in recessions. Many of their economies are characterized by high inflation, undeveloped financial services sectors, and heavy reliance on international trade. Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions have resulted in significant market downturns and volatility. The Australia and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources.

      o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

PERFORMANCE INFORMATION

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

      SHAREHOLDER FEES ...................................................  None
            (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)

      ANNUAL FUND OPERATING EXPENSES
            (expenses deducted from Fund assets)
            Management Fees ..............................................     %
            Distribution and/or Service (12b-1) Fees .....................  None
            Other Expenses* ..............................................  None
      TOTAL ANNUAL FUND OPERATING EXPENSES ...............................     %

      * "Other Expenses" are based on estimated amounts for the current fiscal year. The Trust's Investment Advisory Agreement provides that WisdomTree Asset Management will pay all expenses incurred by the Trust except for interest and taxes (both expected to be de minimis), brokerage expenses and other expenses connected with the execution of portfolio transactions, and certain other expenses.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

This example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $[_] is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of [_], 2006 was $[_]. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $[_] on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $[_] and a [_]% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $[_] if the Creation Unit is redeemed after one year and $[_] if the Creation Unit is redeemed after three years.

------------
* See the Creation Transaction Fees and Redemption Transaction Fees discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

WISDOMTREE INTERNATIONAL LARGECAP DIVIDEND FUND

CUSIP NUMBER: [_]
NYSE EXCHANGE TRADING SYMBOL: [_]

INVESTMENT OBJECTIVE

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree International LargeCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a replication strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index.

INDEX DESCRIPTION

The WisdomTree International LargeCap Dividend Index measures the performance of companies that pay regular cash dividends from the large-capitalization segment of Europe, Far East Asia and Australasia and that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree DIEFA Index the 300 companies in the Index with the highest market capitalizations. Companies are weighted in the Index based on regular cash dividends paid. The Index consists of large-capitalization securities. In this sense, it is a dividend-weighted, large-capitalization index for Canada, Europe, Far East Asia and Australasia.

PRIMARY INVESTMENT RISKS

The following risks, in addition to the principal risk factors common to all funds, are some of the risks that can significantly affect the Fund's performance.

      o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree International LargeCap Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

      o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

      o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance.

      o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

PERFORMANCE INFORMATION

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

      SHAREHOLDER FEES ...................................................  None
            (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)

      ANNUAL FUND OPERATING EXPENSES
            (expenses deducted from Fund assets)
            Management Fees ..............................................     %
            Distribution and/or Service (12b-1) Fees .....................  None
            Other Expenses* ..............................................  None
      TOTAL ANNUAL FUND OPERATING EXPENSES ...............................     %

      * "Other Expenses" are based on estimated amounts for the current fiscal year. The Trust's Investment Advisory Agreement provides that WisdomTree Asset Management will pay all expenses incurred by the Trust except for interest and taxes (both expected to be de minimis), brokerage expenses and other expenses connected with the execution of portfolio transactions, and certain other expenses.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

This example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $[_] is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of [_], 2006 was $[_]. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $[_] on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $[_] and a [_]% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $[_] if the Creation Unit is redeemed after one year and $[_] if the Creation Unit is redeemed after three years.

------------
* See the Creation Transaction Fees and Redemption Transaction Fees discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

WISDOMTREE INTERNATIONAL DIVIDEND TOP 100 FUND

CUSIP NUMBER: [_]
NYSE EXCHANGE TRADING SYMBOL: [_]

INVESTMENT OBJECTIVE

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend Top 100 Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree International Dividend Top 100 Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a replication strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index.

INDEX DESCRIPTION

The WisdomTree International Dividend Top 100 Index measures the performance of the 100 dividend-yielding companies from Europe, Far East Asia and Australasia. The Index is created by selecting the 100 highest dividend-yielding companies from the WisdomTree International LargeCap Dividend Index and that meet specified requirements as of the Index measurement date. Unlike other WisdomTree International Indexes, which weight index components based on regular cash dividends paid, a component's weight in the Index is based on its annual dividend yield as of the Index measurement date. A component company's weight in the Index is determined by dividing its indicated annual dividend yield by the sum of all the indicated annual dividend yields for all the component companies in the Index. The Index consists of selected large-capitalization securities. In this sense, it is a dividend-yield weighted large-capitalization developed market index for Europe, Far East Asia and Australasia.

PRIMARY INVESTMENT RISKS

The following risks, in addition to the principal risk factors common to all funds, are some of the risks that can significantly affect the Fund's performance.

      o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree International Dividend Top 100 Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

      o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

      o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance.

      o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

PERFORMANCE INFORMATION

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

      SHAREHOLDER FEES ...................................................  None
            (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)

      ANNUAL FUND OPERATING EXPENSES
            (expenses deducted from Fund assets)
            Management Fees ..............................................     %
            Distribution and/or Service (12b-1) Fees .....................  None
            Other Expenses* ..............................................  None
      TOTAL ANNUAL FUND OPERATING EXPENSES ...............................     %

      * "Other Expenses" are based on estimated amounts for the current fiscal year. The Trust's Investment Advisory Agreement provides that WisdomTree Asset Management will pay all expenses incurred by the Trust except for interest and taxes (both expected to be de minimis), brokerage expenses and other expenses connected with the execution of portfolio transactions, and certain other expenses.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

This example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $[_] is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of [_], 2006 was $[_]. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $[_] on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $[_] and a [_]% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $[_] if the Creation Unit is redeemed after one year and $[_] if the Creation Unit is redeemed after three years.

------------
* See the Creation Transaction Fees and Redemption Transaction Fees discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

WISDOMTREE INTERNATIONAL MIDCAP DIVIDEND FUND

CUSIP NUMBER: [_]
NYSE EXCHANGE TRADING SYMBOL: [_]

INVESTMENT OBJECTIVE

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree International MidCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective.

INDEX DESCRIPTION

The WisdomTree International MidCap Dividend Index measures the performance of companies that pay regular cash dividends from the mid-capitalization segment of markets in Europe, Far East Asia and Australasia. The Index is created by first removing from the WisdomTree DIEFA Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the top 75% of the remaining market capitalization of this group are included in the WisdomTree International MidCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index consists mid-capitalization securities. In this sense, it is a dividend-weighted, mid-capitalization index for Europe, Far East Asia and Australasia.

PRIMARY INVESTMENT RISKS

The following risks, in addition to the principal risk factors common to all funds, are some of the risks that can significantly affect the Fund's performance.

      o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree International MidCap Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

      o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

      o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance.

      o Mid-Capitalization Investing. The Fund invests primarily in mid-capitalization companies. As result of the following, the Fund may be more volatile than funds that invest in larger, more established large-capitalization companies.

            o Mid-capitalization companies normally have less diverse product lines and they may be more susceptible to adverse developments concerning their products than larger capitalization companies.

            o The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political or economic developments than the market as a whole or other types of securities.

            o The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of mid-capitalization companies.

      o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

PERFORMANCE INFORMATION

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

      SHAREHOLDER FEES ...................................................  None
            (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)

      ANNUAL FUND OPERATING EXPENSES
            (expenses deducted from Fund assets)
            Management Fees ..............................................     %
            Distribution and/or Service (12b-1) Fees .....................  None
            Other Expenses* ..............................................  None
      TOTAL ANNUAL FUND OPERATING EXPENSES ...............................     %

      * "Other Expenses" are based on estimated amounts for the current fiscal year. The Trust's Investment Advisory Agreement provides that WisdomTree Asset Management will pay all expenses incurred by the Trust except for interest and taxes (both expected to be de minimis), brokerage expenses and other expenses connected with the execution of portfolio transactions, and certain other expenses.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

This example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $[_] is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of [_], 2006 was $[_]. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $[_] on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $[_] and a [_]% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $[_] if the Creation Unit is redeemed after one year and $[_] if the Creation Unit is redeemed after three years.

------------
* See the Creation Transaction Fees and Redemption Transaction Fees discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

WISDOMTREE INTERNATIONAL SMALLCAP DIVIDEND FUND

CUSIP NUMBER: [_]
NYSE EXCHANGE TRADING SYMBOL: [_]

INVESTMENT OBJECTIVE

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree International SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective.

INDEX DESCRIPTION

The WisdomTree International SmallCap Dividend Index measures the performance of companies that pay regular cash dividends from the small-capitalization segment of markets in Europe, Far East Asia and Australasia. The Index is created by first removing from the WisdomTree DIEFA Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the bottom 25% of the remaining market capitalization of this group are included in the WisdomTree International SmallCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index consists of small-capitalization securities. In this sense, it is a dividend-weighted, small-capitalization index for Europe, Far East Asia and Australasia.

PRIMARY INVESTMENT RISKS

The following risks, in addition to the principal risk factors common to all funds, are some of the risks that can significantly affect the Fund's performance.

      o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree International SmallCap Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

      o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

      o Small-Capitalization Investing. The Fund invests primarily in small-capitalization companies. Although certain risks associated with investing in small-capitalization companies may be similar to those risks associated with investing in mid-capitalization companies, such risks tend to be greater with respect to small-capitalization companies. As a result of the following, the Fund may be more volatile than funds that invest in larger, more established mid- and large-capitalization companies.

            o Small-capitalization companies may be less financially secure than larger, more established mid- and large-capitalization companies.

            o Small-capitalization companies normally have less diverse product lines and they may be more susceptible to adverse developments concerning their products than larger, more established mid- and large-capitalization companies. In addition, small-capitalization companies may distribute, sell or produce products which have recently been brought to market and may be dependent on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, the Fund's investment in a small capitalization company may lose substantial value.

            o The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political or economic developments than the market as a whole or other types of securities.

            o The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small-capitalization companies.

            o In addition, small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

      o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance.

      o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

PERFORMANCE INFORMATION

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

      SHAREHOLDER FEES ...................................................  None
            (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)

      ANNUAL FUND OPERATING EXPENSES
            (expenses deducted from Fund assets)
            Management Fees ..............................................     %
            Distribution and/or Service (12b-1) Fees .....................  None
            Other Expenses* ..............................................  None
      TOTAL ANNUAL FUND OPERATING EXPENSES ...............................     %

      * "Other Expenses" are based on estimated amounts for the current fiscal year. The Trust's Investment Advisory Agreement provides that WisdomTree Asset Management will pay all expenses incurred by the Trust except for interest and taxes (both expected to be de minimis), brokerage expenses and other expenses connected with the execution of portfolio transactions, and certain other expenses.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
1 Year                                     3 Years
--------------------------------------------------------------------------------
$                                          $
--------------------------------------------------------------------------------

This example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $[_] is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of [_], 2006 was $[_]. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $[_] on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $[_] and a [_]% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $[_] if the Creation Unit is redeemed after one year and $[_] if the Creation Unit is redeemed after three years.

------------
* See the Creation Transaction Fees and Redemption Transaction Fees discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

MANAGEMENT

INVESTMENT ADVISER

As investment adviser, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust, a family of twenty ETFs. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, WisdomTree Asset Management agrees to pay all expenses of the Trust, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust's chief compliance officer, interest expense and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses.

The basis for the Board of Trustees' approval of the Investment Advisory Agreement will be available in the Trust's Annual Report to Shareholders.

WisdomTree Asset Management expects to receive fees from each Fund, based on a percentage of the Fund's average daily net assets, as shown in the following table:

--------------------------------------------------------------------------------
Name of Fund                                                      Management Fee
--------------------------------------------------------------------------------
WisdomTree Total Dividend Fund                                          %
WisdomTree High-Yielding Equity  Fund                                   %
WisdomTree LargeCap Dividend Fund                                       %
WisdomTree Dividend Top 100 Fund                                        %
WisdomTree MidCap Dividend Fund                                         %
WisdomTree SmallCap Dividend Fund                                       %
WisdomTree DIEFA Fund                                                   %
WisdomTree DIEFA High-Yielding Equity Fund                              %
WisdomTree Europe Total Dividend Fund                                   %
WisdomTree Europe High-Yielding Equity Fund                             %
WisdomTree Europe SmallCap Dividend Fund                                %
WisdomTree Japan Total Dividend Fund                                    %
WisdomTree Japan High-Yielding Equity Fund                              %
WisdomTree Japan SmallCap Dividend Fund                                 %
WisdomTree DIPR Fund                                                    %
WisdomTree DIPR High-Yielding Equity Fund                               %
WisdomTree International LargeCap Dividend Fund                         %
WisdomTree International Dividend Top 100 Fund                          %
WisdomTree International MidCap Dividend Fund                           %
WisdomTree International SmallCap Dividend Fund                         %
--------------------------------------------------------------------------------

WisdomTree Asset Management is a registered investment adviser with offices located at 48 Wall Street, 11th Floor, New York, NY 10005.

SUB-ADVISER

      BNY Investment Advisors, a separately identifiable division of The Bank of New York, a New York state banking corporation having its principal office and place of business at 1633 Broadway, 13th floor, New York, New York 10019, serves as the sub-adviser for each Fund (the "Sub-Adviser"). The Sub-Adviser chooses each Fund's portfolio investments and places orders to buy and sell the Fund's portfolio investments. WisdomTree Asset Management pays the Sub-Adviser for providing sub-advisory services to the Funds in accordance with the table set forth below.

--------------------------------------------------------------------------------
SUB-ADVISER'S FEES FOR THE DOMESTIC EQUITY FUNDS
--------------------------------------------------------------------------------
WisdomTree Total Dividend Fund
WisdomTree High-Yielding Equity Fund
WisdomTree LargeCap Dividend Fund
WisdomTree Dividend Top 100 Fund
WisdomTree MidCap Dividend Fund
WisdomTree SmallCap Dividend Fund
--------------------------------------------------------------------------------
SUB-ADVISER'S FEES FOR THE INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------
WisdomTree DIEFA Fund
WisdomTree DIEFA High-Yielding Equity Fund
WisdomTree Europe Dividend Fund
WisdomTree Europe High-Yielding Equity Fund
WisdomTree Europe SmallCap Dividend Fund
WisdomTree Japan Dividend Fund
WisdomTree Japan High-Yielding Equity Fund
WisdomTree Japan SmallCap Dividend Fund
WisdomTree DIPR Fund
WisdomTree DIPR High-Yielding Equity Fund
WisdomTree International LargeCap Dividend Fund
WisdomTree International Dividend Top 100 Fund
WisdomTree International MidCap Dividend Fund
WisdomTree International SmallCap Dividend Fund
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

Kurt Zyla and Todd Rose are primarily responsible for the day-to-day management of the WisdomTree Domestic Equity Funds. Mr. Rose reports to Mr. Zyla, although both share equal portfolio management responsibilities in respect of the Funds. Mr. Zyla is a Portfolio Manager and Managing Director of the Sub-Adviser. He has managed the Index Fund Management Division of the Sub-Adviser since 1996. He joined BNY in 1989. Prior to his current position, he was employed by the Sub-Adviser in a number of capacities. Mr. Rose has been a Portfolio Manager in the Index Fund Management Division of the Sub-Adviser since 2000. Prior to joining the Index Fund Management Division, Mr. Rose worked in the Mutual Funds Accounting Division in various functions. Before joining BNY in 1997, Mr. Rose was a Financial Consultant at Merrill Lynch. He began his career trading futures with Linnco Futures Group in Chicago.

Lloyd Buchanan and Robert Windsor are primarily responsible for the day-to-day management of the WisdomTree International Equity Funds. Mr. Buchanan and Mr. Windsor share equally all portfolio management responsibilities in respect of the Fund and have been Portfolio Managers in the Index Fund Management Division of the Sub-Adviser since January 2002. Prior to joining BNY, Mr. Buchanan was a Vice President and the Chief Operating Officer of Axe Houghton Associates, Inc., an investment management subsidiary of Hoenig Group, Inc. He joined Axe Houghton in May 1988. Prior to joining BNY, Mr. Windsor was a Vice President and Portfolio Manager at Axe Houghton. He joined Axe Houghton in March 1984.

Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities. Each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes.

The Trust's SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares in the Funds for which they are Portfolio Managers.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

The Bank of New York ("BNY") is the administrator, custodian and transfer agent for each Fund.

SHAREHOLDER INFORMATION

Additional shareholder information, including how to buy and sell shares of any Fund, is available free of charge by calling toll free: [_] or visiting the Funds' website at www.wisdomtree.com.

BUYING AND SELLING SHARES

Most investors will buy and sell shares of the Funds through brokers. Shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly-traded securities. When buying or selling shares through a broker most investors will incur customary brokerage commissions and charges.

Shares of the Funds trade under the trading symbols listed for each Fund in the section describing such Fund. The Funds are expected to be listed on the New York Stock Exchange.

Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section. Once created, shares of the Funds generally trade in the secondary market in amounts less than a Creation Unit.

SHARE TRADING PRICES

As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which the Fund is listed or by other information providers. This approximate value should not be viewed as a "real-time" update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

DETERMINATION OF NET ASSET VALUE

The NAV of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the "NAV Calculation Time"). NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding.

Stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments which may be used to manage a Fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security's owner might reasonably expect to receive upon its sale. A Fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the Fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing also may be used for domestic securities if, for example, (1) trading in a security is halted and does not resume before the Fund's pricing time or if a security does not trade in the course of a day, or (2) the Fund holds enough of the security that its price could affect the Fund's NAV. Since the International Equity Funds invest in securities listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of these Funds may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

Fair-value prices are determined by the Funds according to procedures adopted by the Board of Trustees. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.

DIVIDENDS AND DISTRIBUTIONS

Each Fund pays out dividends, if any, to investors at least annually. Each Fund distributes its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

BOOK ENTRY

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee, is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or "street name" form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

DELIVERY OF SHAREHOLDER DOCUMENTS

In an effort to reduce the cost associated with the printing and mailing of prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the
prospectuses and shareholder reports, please contact the Fund at [   ], or call
[   ]. The Funds will begin sending you individual copies thirty days after receiving your request. If you have any questions regarding the delivery of shareholder documents or wish to change your householding status, please call
[   ].

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Since the Funds are ETFs, only a few institutional investors (known as "Authorized Participants") are authorized to purchase and redeem shares directly with the issuing Fund. Since frequent in-kind purchases and redemptions of shares of a Fund do not disrupt portfolio management, increase the Funds' trading costs, lead to realization of capital gains or otherwise harm the Fund shareholders, the Board of Trustees has determined that it is not necessary to adopt policies and procedures to detect and deter frequent purchases and redemptions of Fund shares ("frequent trading"). Because these trades are effected in-kind (i.e., for securities and not for cash), they do not cause any of the aforementioned harmful effects that may result from frequent cash trades.

Each Fund accommodates frequent purchases and redemptions of Creation Units by Authorized Participants and does not place a limit on purchases or redemptions of Creation Units by these investors. Each Fund reserves the right, but does not have the obligation, to reject any order at any time. Each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

The vast majority of trading in shares of the Funds occurs on national securities exchanges and does not directly involve the issuance or redemption of Fund Shares. Because these trades do not involve the issuing Fund directly, they do not cause any of the harmful effects discussed above that may result from frequent cash trades.

INVESTMENTS BY REGISTERED INVESTMENT COMPANIES

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the WisdomTree Trust, including that such investment companies enter into an agreement with the Funds.

TAXES

As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

      o     A Fund makes distributions,
      o     You sell shares, and
      o     You purchase or redeem Creation Units.

TAXES ON DISTRIBUTIONS

Distributions from a Fund's net investment income (other than qualified dividend income), including distributions out of the Fund's net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund's shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. Under current law, the taxation of qualified dividend income at long-term capital gain rates will no longer apply for taxable years beginning after December 31, 2008. In order for a distribution by the Fund to be treated as qualified dividend income, a Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund's shares. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

Dividends and interest received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of the total assets of each of WisdomTree DIEFA Fund, WisdomTree DIEFA High-Yielding Equity Fund, WisdomTree Europe Dividend Fund, WisdomTree Europe High-Yielding Equity Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree Japan Dividend Fund, WisdomTree Japan High-Yielding Equity Fund, WisdomTree Japan SmallCap Dividend Fund, WisdomTree DIPR Fund, WisdomTree International LargeCap Fund, WisdomTree International Dividend Top 100 Fund, WisdomTree International MidCap Fund, and WisdomTree International SmallCap Dividend Fund will almost certainly consist of foreign stocks or securities, those Funds intend to "pass through" to you certain foreign income taxes (including withholding taxes) paid by those Funds. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided, however, that for taxable years of the Fund beginning after December 31, 2004, but not beginning after December 31, 2007, interest related dividends and short-term capital gain dividends generally will not be subject to such U.S. withholding tax.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

TAXES WHEN FUND SHARES ARE SOLD

Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as a short term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. The ability to deduct capital losses may be limited.

TAXES ON CREATIONS AND REDEMPTIONS OF CREATION UNITS

An authorized participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the cash component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and a cash component. The Internal Revenue Service, however, may assert a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current law, any capital gain or loss realized upon the redemption (or creation) of Creation Units will generally be treated as long-term capital gain or loss if the shares (or equity securities) have been held for more than one year and otherwise as short-term capital gain or loss.

Under current federal tax law, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of a Fund under all applicable tax laws.

CREATIONS AND REDEMPTIONS

The shares that trade in the secondary market are "created" at NAV by market makers, large investors and institutions only in block-size Creation Units, each of which consists of 50,000 shares or multiples thereof. Each "creator" enters into an authorized participant agreement with the Distributor, and deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and pays or receives a specified amount of cash equal to the difference between NAV of a Creation Unit and the market value of the basket of securities ("cash component") in exchange for a specified number of Creation Units. Each business day, prior to the opening of trading, the Fund will designate through the National Securities Clearing Corporation ("NSCC"), the names and number of shares of each security to be included in that day's basket. Each Fund reserves the right to accept a basket of securities that differs from the published basket. A Fund will not issue fractional Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units principally in-kind for a portfolio of securities held by the Fund and the payment or receipt of the specified cash component. Except when aggregated in Creation Units, shares are not redeemable by a Fund. Each Fund reserves the right to honor a redemption request by delivering a basket of securities that differs from the published basket. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form.

Creations and redemptions must be made by an authorized participant or through a firm that is either a member of the Continuous Net Settlement System of the NSCC or a DTC participant, and in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Trust's SAI.

AUTHORIZED PARTICIPANTS AND THE CONTINUOUS OFFERING OF SHARES

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a "distribution," as such term is used in the Securities Act may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

CREATION AND REDEMPTION TRANSACTION FEES FOR CREATION UNITS

Each Fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. The creation and redemption transaction fees for creations and redemptions using the "in kind" creation and redemption process are listed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. Purchasers and redeemers of Creation Units for cash (when cash creations and redemptions are permitted) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under "Maximum Creation/Redemption Transaction Fee." In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of a Fund.

The following table also shows, as of [_], 2006, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee. These fees are payable only by investors who purchase shares directly from a Fund. Retail investors who purchase shares on an exchange will not pay these fees.

------------------------------------------------------------------------------------------------------------------
                                                      Approximate                        Maximum
                                                      Value of One       Standard        Creation/Redemption
Name of Fund                                          Creation Unit      Creation        Transaction Fee
------------------------------------------------------------------------------------------------------------------
WisdomTree Total Dividend Fund
------------------------------------------------------------------------------------------------------------------
WisdomTree High-Yielding Equity Fund
------------------------------------------------------------------------------------------------------------------
WisdomTree LargeCap Dividend Fund
------------------------------------------------------------------------------------------------------------------
WisdomTree Dividend Top 100 Fund
------------------------------------------------------------------------------------------------------------------
WisdomTree MidCap Dividend Fund
------------------------------------------------------------------------------------------------------------------
WisdomTree SmallCap Dividend Fund
------------------------------------------------------------------------------------------------------------------
WisdomTree DIEFA Fund
------------------------------------------------------------------------------------------------------------------
WisdomTree DIEFA High-Yielding Equity Fund
------------------------------------------------------------------------------------------------------------------
WisdomTree Europe Total Dividend Fund
------------------------------------------------------------------------------------------------------------------
WisdomTree Europe High-Yielding Equity Fund
------------------------------------------------------------------------------------------------------------------
WisdomTree Europe SmallCap Dividend Fund
------------------------------------------------------------------------------------------------------------------
WisdomTree Japan Total Dividend Fund
------------------------------------------------------------------------------------------------------------------
WisdomTree Japan High-Yielding Equity Fund
------------------------------------------------------------------------------------------------------------------
WisdomTree Japan SmallCap Dividend Fund
------------------------------------------------------------------------------------------------------------------
WisdomTree DIPR Fund
------------------------------------------------------------------------------------------------------------------
WisdomTree DIPR High-Yielding Equity Fund
------------------------------------------------------------------------------------------------------------------
WisdomTree International LargeCap Dividend Fund
------------------------------------------------------------------------------------------------------------------
WisdomTree International Dividend Top 100 Fund
------------------------------------------------------------------------------------------------------------------
WisdomTree International MidCap Dividend Fund
------------------------------------------------------------------------------------------------------------------
WisdomTree International SmallCap Dividend Fund
------------------------------------------------------------------------------------------------------------------

DISTRIBUTION

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor's principal address is 1625 Broadway, Suite 2200, Denver, Colorado 80202.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

LEGAL NOTICES

Shares of the Trust are not sponsored, endorsed or promoted by the New York Stock Exchange. The New York Stock Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a fund to track the total return performance of any Index or the ability of any Index identified herein to track stock market performance. The New York Stock Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The New York Stock Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

The New York Stock Exchange does not guarantee the accuracy and/or the completeness of any Index or any data included therein. The New York Stock Exchange makes no warranty, express or implied, as to results to be obtained by the WisdomTree(R) Trust on behalf of its Funds as licensee, licensee's customers and counterparties, owners of the shares, or any other person or entity from the use of the subject Indexes or any data included therein in connection with the rights licensed as described herein or for any other use. The New York Stock Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Index or any data included therein. Without limiting any of the foregoing, in no event shall the New York Stock Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

None of the Funds are sponsored, endorsed, sold or promoted by WisdomTree Investments. WisdomTree Investments makes no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general stock market performance. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing or calculating the Indexes. WisdomTree Investments is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree Investments has no obligation or liability to owners of shares of the Funds in connection with the administration, marketing or trading of the Funds.

                            SUPPLEMENTAL INFORMATION

INDEX PERFORMANCE HISTORY

The following tables and graphs compare the performance of each Dividend Index with a third party index that measures the performance of a comparable market segment. The Indexes were created relatively recently, so the performance shown for the Indexes is based on backtested data and does not represent actual Index performance. A "backtest" is a calculation of how a specific index might have performed if it had existed during the time period covered. WisdomTree Investments based its backtest on data that it deems to be reliable, though there can be no guarantee of the accuracy of such data. The backtested returns
have been audited by [   ].

The tables compare: (i) the hypothetical annual total returns of each U.S. Index against the returns of a corresponding third-party index for each of the last 25 calendar years, and (ii) the hypothetical annual total returns of each International Equity Index against the returns of a corresponding third-party index for each of the last 10 calendar years. The graphs show the growth of a $10,000 investment in one of the Indexes compared to the growth of the same investment in the comparable third-party index over the same 10-year and 25-year time periods.

Index performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical composite that tracks a specified financial market or sector. You can not invest directly in an index. Indexes do not incur expenses and the index performance shown does not reflect expenses that would typically be paid by a Fund. These expenses negatively impact Fund performance. Past performance is no guarantee of future results and there can be no guarantees that a Fund will track the performance of its underlying Index.

                          [to be provided by amendment]

                              [OUTSIDE BACK COVER]

The Trust's SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI, dated [_], 2006 with the Securities and Exchange Commission (the "Commission"). It is incorporated by reference in this Prospectus.

To make shareholder inquiries, for more detailed information on the Funds or to request the SAI, free of charge, please:

           Call:    1- 800 - [ ]
                    Monday through Friday
                    8:00 a.m. to 8:00 p.m. (Eastern time)

           Write:   WisdomTree Trust
                    c/o ALPS Distributors, Inc.
                    1625 Broadway, Suite 2200
                    Denver, Colorado 80202

           Visit:   www.wisdomtree.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

                    Investment Company Act File No. 811-21864

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                              Subject to Completion
      Preliminary Statement of Additional Information dated March 13, 2006

WISDOMTREE(SM) TRUST

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the current Prospectus ("Prospectus") for the following 20 separate investment portfolios (each, a "Fund") of WisdomTree Trust (the "Trust"), as such Prospectus may be revised from time to time:

WISDOMTREE DOMESTIC EQUITY FUNDS
WisdomTree Total Dividend Fund
WisdomTree High-Yielding Equity Fund
WisdomTree LargeCap Dividend Fund
WisdomTree Dividend Top 100(SM) Fund
WisdomTree MidCap Dividend Fund
WisdomTree SmallCap Dividend Fund

WISDOMTREE INTERNATIONAL EQUITY FUNDS
WisdomTree DIEFA(SM) Fund
WisdomTree DIEFA High-Yielding Equity Fund
WisdomTree Europe Total Dividend Fund
WisdomTree Europe High-Yielding Equity Fund
WisdomTree Europe SmallCap Dividend Fund
WisdomTree Japan Total Dividend Fund
WisdomTree Japan High-Yielding Equity Fund
WisdomTree Japan SmallCap Dividend Fund
WisdomTree DIPR(SM) Fund
WisdomTree DIPR High-Yielding Equity Fund
WisdomTree International LargeCap Dividend Fund
WisdomTree International Dividend Top 100(SM) Fund
WisdomTree International MidCap Dividend Fund
WisdomTree International SmallCap Dividend Fund

The current Prospectus for the Trust is dated ________, 2006. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. Financial Statements and Annual Reports will be available once the Funds have completed a full year of operations.

A copy of the Prospectus may be obtained, without charge, by calling 1-800-[   ]
or visiting www.wisdomtree.com, or writing to WisdomTree Trust, c/o ALPS Distributors, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202.

              Statement of Additional Information dated _____, 2006

                                TABLE OF CONTENTS

                                                                                            Page
General Description of the Trust and the Funds ...........................................     1

         WisdomTree Domestic Equity Funds ................................................     1

WisdomTree International Equity Funds ....................................................     1

Investment Strategies and Risks ..........................................................     3

         Principal Investment Strategy ...................................................     3

         General Risks ...................................................................     3

         Lack of Diversification .........................................................     4

         Specific Investment Strategies ..................................................     5

         Securities Lending ..............................................................     5

         Money Market Instruments ........................................................     5

         Repurchase Agreements ...........................................................     5

         Reverse Repurchase Agreements ...................................................     6

         Investment Company Securities ...................................................     6

         Real Estate Investment Trusts ...................................................     6

         Non-U.S. Securities .............................................................     7

         Depository Receipts .............................................................     8

         Currency Transactions ...........................................................     9

         Illiquid Securities .............................................................     9

         Futures, Options and Options on Futures Contracts ...............................    10

         Risks of Futures and Options Transactions .......................................    10

         Swap Agreements .................................................................    10

         Tracking Stocks .................................................................    11

         Future Developments .............................................................    11

Proxy Voting Policy ......................................................................    11

Portfolio Holding Disclosure Policies and Procedures .....................................    12

Description of the WisdomTree Dividend Indexes ...........................................    13

         WisdomTree Dividend Index .......................................................    14

         WisdomTree High-Yielding Equity .................................................    14

         WisdomTree LargeCap Dividend Index ..............................................    15

         WisdomTree MidCap Dividend Index ................................................    15

         WisdomTree SmallCap Dividend Index ..............................................    15

         WisdomTree Dividend Top 100 Index ...............................................    15

         WisdomTree DIEFA ................................................................    15

         WisdomTree DIEFA High-Yielding Equity Index .....................................    16

         WisdomTree Europe Dividend Index ................................................    16

         WisdomTree Europe High-Yielding Equity Index ....................................    16

         WisdomTree Europe SmallCap Dividend Fund ........................................    16

         WisdomTree Japan Dividend Index .................................................    17

         WisdomTree Japan High-Yielding Equity Index .....................................    17

         WisdomTree Japan SmallCap Dividend Fund .........................................    17

         WisdomTree DIPR Index ...........................................................    17

         WisdomTree DIPR High-Yielding Equity Index ......................................    17

         WisdomTree International LargeCap Index .........................................    17

         WisdomTree International Dividend Top 100 Index .................................    18

         WisdomTree International MidCap Index ...........................................    18

         WisdomTree International SmallCap Index .........................................    18

Investment Limitations ...................................................................    19

         Senior Securities ...............................................................    19

         Borrowing .......................................................................    19

         Underwriting ....................................................................    19

         Concentration ...................................................................    19

         Real Estate .....................................................................    19

         Commodities .....................................................................    20

         Loans ...........................................................................    20

Continuous Offering ......................................................................    20

Management of the Trust ..................................................................    21

         Trustees and Officers ...........................................................    21

         Committees of the Board of Trustees .............................................    22

         Audit Committee .................................................................    22

         Nominating Committee ............................................................    22

         Initial Approval of Investment Advisory
           Agreement and Sub-Advisory Agreement ..........................................    22

         The Board of ....................................................................    22

         Remuneration of Trustees ........................................................    23

         Control Persons and Principal Holders of Securities .............................    23

         Investment Adviser ..............................................................    23

         Sub-Adviser .....................................................................    25

         Portfolio Managers ..............................................................    26

         Portfolio Manager Compensation ..................................................    26

         Code of Ethics ..................................................................    27

         Administrator, Custodian and Transfer Agent .....................................    27

         Distributor .....................................................................    28

Brokerage Transactions ...................................................................    28

Additional Information Concerning the Trust ..............................................    29

         Termination of the Trust or a Fund ..............................................    29

Creation & Redemption of Creation Unit Aggregations ......................................    31

         Creation ........................................................................    31

         Fund Deposit ....................................................................    31

         Procedures for Creation of Creation Unit ........................................    32

         Placement of Creation Orders for Domestic Funds Using the Clearing Process ......    33

         Placement of Creation Orders for Domestic Funds Outside the Clearing Process ....    33

         Placement of Creation Orders for International Funds ............................    35

         Acceptance of Orders for Creation Unit Aggregations .............................    35

         Creation Transaction Fee ........................................................    36

         Placement of Redemption Orders for Domestic Funds Using the Clearing Process ....    37

         Placement of Redemption Orders for Domestic Funds Outside the Clearing Process ..    37

         Placement of Redemption Orders for International Funds ..........................    37

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series or portfolios. The Trust is an open-end, non-diversified management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The offering of the Trust's shares is registered under the Securities Act of 1933, as amended (the "Securities Act"). This SAI relates to the following Funds:

WISDOMTREE DOMESTIC EQUITY FUNDS
WisdomTree Total Dividend Fund
WisdomTree High-Yielding Equity Fund
WisdomTree LargeCap Dividend Fund
WisdomTree Dividend Top 100(SM) Fund
WisdomTree MidCap Dividend Fund
WisdomTree SmallCap Dividend Fund

WISDOMTREE INTERNATIONAL EQUITY FUNDS
WisdomTree DIEFA(SM) Fund
WisdomTree DIEFA High-Yielding Equity Fund
WisdomTree Europe Total Dividend Fund
WisdomTree Europe High-Yielding Equity Fund
WisdomTree Europe SmallCap Dividend Fund
WisdomTree Japan Total Dividend Fund
WisdomTree Japan High-Yielding Equity Fund
WisdomTree Japan SmallCap Dividend Fund
WisdomTree DIPR(SM) Fund
WisdomTree DIPR High-Yielding Equity Fund
WisdomTree International LargeCap Dividend Fund
WisdomTree International Dividend Top 100(SM) Fund
WisdomTree International MidCap Dividend Fund
WisdomTree International SmallCap Dividend Fund

Each Fund described in this SAI seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index" or "Dividend Index") that defines a dividend paying segment of the U.S. or international stock markets. The Indexes are created using proprietary methodology developed by WisdomTree Investments, Inc. ("WisdomTree Investments"). WisdomTree Asset Management, Inc. ("WisdomTree Asset Management") is the investment adviser to each Fund. BNY Investment Advisors is the investment sub-adviser ("Sub-Adviser") to each Fund. WisdomTree Investments is the parent company of WisdomTree Asset Management.

Each Fund issues and redeems shares at net asset value per share ("NAV") only in blocks of 50,000 shares or multiples thereof ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

Shares of each Fund are expected to be listed on the New York Stock Exchange ("Listing Exchange") and trade throughout the day on the Listing Exchange and other secondary markets at market price that may differ from NAV. As in the case of other publicly-traded securities, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the share prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

"WisdomTree", "High-Yielding Equity", "Dividend Top 100", "WisdomTree DIEFA", "WisdomTree DIPR", "International Dividend Top 100" and "Dividend Stream" are service marks of WisdomTree Investments, Inc. and have been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes.

INVESTMENT STRATEGIES AND RISKS

Principal Investment Strategy. Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular Index developed by WisdomTree Investments. The Funds do not try to "beat" the Indexes that they track and do not seek temporary defensive positions when equity markets decline or appear to be overvalued.

This investment strategy, known as "indexing," may eliminate some of the risks of active portfolio management, such as poor security selection. In addition, indexing may also help increase after-tax investment performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Under normal circumstances, at least 95% of a Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of its Index. Each Fund generally may invest up to 5% of its total assets in securities not included in its underlying Index but which the Fund believes will help it track its Index. For example, a Fund may invest in securities that are not components of the relevant Index in order to reflect various corporate actions and other changes to its relevant Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as a Fund invests at least 95% of its total assets in the stocks of its Index, it also may invest its other assets in cash and cash equivalents, as well as in futures contracts, options on futures contracts, options, and swaps (although the Funds presently do not intend to invest in futures contracts, options on futures contracts, options, or swaps). The International Equity Funds, from time to time, may have less than 95% of their assets invested in securities of their respective underlying Indexes in order to comply with the requirements of the Internal Revenue Code, to meet regulatory requirements in non-U.S. jurisdictions or to manage major Index changes. In these situations, which are expected to be infrequent and of limited duration, an International Equity Fund may not have less than 90% of its total assets invested in securities of its underlying Index. WisdomTree Asset Management expects that, over time, the correlation between each Fund's performance and that of its underlying Index, before fees and expenses, will be 95% or better.

Each of the WisdomTree High-Yielding Equity Fund, WisdomTree LargeCap Dividend Fund, WisdomTree MidCap Dividend Fund, WisdomTree Dividend Top 100 Fund, WisdomTree International Dividend Top 100 Fund, and WisdomTree International LargeCap Dividend Fund intends to invest in all or substantially all of the securities in its Index in approximately the same proportions as such securities are found in the Index. This investment strategy is sometimes known as "Replication." While each of these Funds generally will use a Replication strategy, each Fund may, in certain circumstances use a "Representative Sampling" strategy. "Representative Sampling" is explained in more detail below.

Each of the other Funds intends to use a Representative Sampling strategy to invest in substantially all of the securities in its underlying Index. Representative Sampling means that the Fund selects from the underlying Index a sample of securities that closely resembles the underlying Index in terms of key performance and risk factors and other characteristics. These factors and characteristics include, for example, total dividends paid, trading volume and liquidity, industry weightings, country weightings, market capitalization, and other financial characteristics. To the extent that a Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, a Fund may similarly concentrate its investments.

GENERAL RISKS. An investment in a Fund should be made with an understanding that the value of a Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Trust). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although all of the securities in the Indexes are listed on major U.S. or non-U.S. stock exchanges, there can be no guarantees that a liquid market for such securities will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's shares will be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

A discussion of some of the other risks associated with an investment in a Fund is contained in the Prospectus.

LACK OF DIVERSIFICATION. Each Fund is considered to be "non-diversified." A "non-diversified" classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. As a result, each of the Funds may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were classified as a diversified fund. As a result, each Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on the Fund's volatility and performance.

Each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("IRC"), and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Subchapter M generally requires the Fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the Fund's total assets are invested in securities in any one issuer, and (b) the Fund does not hold more than 10% of the outstanding voting securities of that issuer. Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the Fund's taxable year. Compliance with the diversification requirements of the IRC may limit the investment flexibility of the Funds and may make it less likely that the Funds will meet their investment objectives.

SPECIFIC INVESTMENT STRATEGIES. A description of certain investment strategies and types of investments used by some or all of the Funds is set forth below.

SECURITIES LENDING. Each Fund may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with WisdomTree Asset Management, WisdomTree Investments, the Sub-Adviser or the Funds' securities lending agent. Loans of portfolio securities provide the Funds with the opportunity to earn additional income on the Fund's portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Furthermore, because of the risks of delay in recovery, the Fund may lose the opportunity to sell the securities at a desirable price.

Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the loaned securities marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under a Fund's investment program. While the securities are being loaned, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Fund generally has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. A Fund will generally not have the right to vote securities while they are being loaned. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

MONEY MARKET INSTRUMENTS. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-W" or "A-1" by S&P or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "triparty" custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities held by a Fund subject to its agreement to repurchase the securities at an agreed upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each Fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a Fund will maintain the segregation, either on its records or with the Trust's custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by a Fund might be unable to deliver them when that Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

INVESTMENT COMPANY SECURITIES. Each Fund may invest in the securities of other investment companies (including money market funds). The 1940 Act generally prohibits a fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the fund's total assets in any investment company and no more than 10% in any combination of unaffiliated investment companies. All Funds may invest in the securities of open-end funds (including money market funds) as permitted under the 1940 Act. Each Fund may invest its assets in securities of money market funds advised by the Sub-Adviser or otherwise affiliated with such Fund.

REAL ESTATE INVESTMENT TRUSTS. Each Fund may invest in the securities of real estate investment trusts ("REITS") to the extent allowed by law. Risks associated with investments in securities REITS include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITS may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITS may be affected by the quality of credit extended. REITS are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITS are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income and net gains under the IRC, and to maintain exemption from the 1940 Act. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITS could end up holding the underlying real estate.

NON-U.S. SECURITIES. The International Equity Funds (i.e., WisdomTree DIEFA Fund; WisdomTree DIEFA High-Yielding Equity Fund; WisdomTree Europe Total Dividend Fund; WisdomTree Europe High-Yielding Equity Fund; WisdomTree Europe SmallCap Dividend Fund; WisdomTree Japan Total Dividend Fund; WisdomTree Japan High-Yielding Equity Fund; WisdomTree Japan SmallCap Dividend Fund; WisdomTree DIPR Fund; WisdomTree DIPR High-Yielding Equity Fund; WisdomTree International LargeCap Fund; WisdomTree International Dividend Top 100 Fund; WisdomTree International MidCap Dividend Fund; WisdomTree International SmallCap Dividend
Fund) invest a significant portion of their assets in non-U.S. equity securities. Investments in non-U.S. equity securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to foreign government taxes that reduce their attractiveness. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Though the International Equity Funds intend to invest only in securities from developed market countries, non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While growing in volume, they usually have substantially less volume than U.S. markets. Therefore, a Fund's investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement," which can result in losses to a Fund.

The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Funds will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the International Equity Funds to incur higher portfolio transaction costs than the Domestic Equity Funds.

Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

In addition to the aforementioned risks of foreign securities, investing in securities listed and traded in Hong Kong involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include:

(a) the risk of nationalization or expropriation of assets or confiscatory taxation; (b) greater social, economic and political uncertainty (including the risk of war); (c) dependency on exports and the corresponding importance of international trade; (d) the increasing competition from Asia's other low-cost emerging economies; (e) currency exchange rate fluctuations and the lack of available currency hedging instruments; (f) higher rates of inflation; (g) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars;
(h) greater governmental involvement in and control over the economy; (i) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (j) the fact that China companies, particularly those located in China, may be smaller, less seasoned and newly-organized companies; (k) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (l) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (m) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (n) the fact that the settlement period of securities transactions in foreign markets may be longer; (o) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (p) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (q) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; and (r) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong, as well.

Investments in Hong Kong are also subject to certain political risks. Following the establishment of the People's Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China's predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. An investment in the Fund involves risk of a total loss. China has committed by treaty to preserve Hong Kong's autonomy and its economic, political and social freedoms for fifty years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance.

DEPOSITORY RECEIPTS. To the extent a Fund invests in stocks of foreign corporations, each Fund's investment in such stocks may also be in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts ("ADRs") are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts ("EDRs") are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts ("GDRs") are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world.

A Fund will not invest in any unlisted Depository Receipts or any Depository Receipt that the WisdomTree Asset Management or the Sub-Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depository Receipts generally must be sponsored, however a Fund may invest in unsponsored Depository Receipts under certain limited circumstances. The issuers of unsponsored Depository Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depository Receipts.

CURRENCY TRANSACTIONS. The International Equity Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders. The Funds do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund's assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

FORWARD FOREIGN CURRENCY TRANSACTIONS. A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

FOREIGN CURRENCY FUTURES CONTRACTS. A foreign currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If a Fund utilizes foreign exchange transactions at an inappropriate time, such transactions may not serve their intended purpose of improving the correlation of a Fund's return with the performance of its underlying Index and may lower the Fund's return. A Fund could experience losses if the value of any currency forwards, options and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

ILLIQUID SECURITIES. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by each Fund on an ongoing basis. In the event that such a security is deemed to be no longer liquid, a Fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 15% of its assets invested in illiquid or not readily marketable securities.

FUTURES, OPTIONS AND OPTIONS ON FUTURES CONTRACTS. Each Fund may enter into U.S. or foreign futures contracts and options and options on Future contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. To the extent a Fund uses futures and options it will do so only in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 so that each Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

RISKS OF FUTURES AND OPTIONS TRANSACTIONS. The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the underlying Index if the index underlying the futures contract differs from the underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by the Fund as to anticipated trends, which predictions could prove to be incorrect.

The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing options is unlimited.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

SWAP AGREEMENTS. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.

Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

TRACKING STOCKS. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to "track" the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company's common stock.

FUTURE DEVELOPMENTS. The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this SAI and in the Prospectus, provided they are consistent with the Fund's investment objective and do not violate any investment restrictions or policies.

PROXY VOTING POLICY

The Trust has adopted as its proxy voting policies for each Fund the proxy voting guidelines of the Sub-Adviser. The Trust has delegated to the Sub-Adviser the authority and responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each Fund's proxy voting guidelines and the Sub-Adviser's role in implementing such guidelines.

The Sub-Adviser understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager. The Sub-Adviser has designated a Proxy Committee with the responsibility for administering and overseeing the proxy voting process and procedures.

The Sub-Adviser has elected to retain Institutional Shareholder Services, Inc. ("ISS") as a proxy consultant. ISS is currently performing certain proxy-related services pursuant to these procedures, including providing research and making voting determinations in accordance with the proxy voting guidelines, voting and submitting proxies and related administrative and recordkeeping functions. In addition, the Sub-Adviser has determined that, except as set forth in the proxy policy and noted below, proxies will be voted in accordance with the voting recommendations contained in the proxy voting guidelines, which have been prepared by the Sub-Adviser and ISS. If the guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with ISS recommendations. As ISS will vote proxies in accordance with the proxy voting guidelines, the Sub-Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between the Sub-Adviser and a Fund as to how proxies are voted. If an investment professional (a portfolio manager, the Sub-Adviser's Chief Investment Officer or other investment professional) believes that it may be in the best interest of a Fund to vote in a manner inconsistent with ISS' recommendations, such investment professional must contact the Proxy Committee and complete a questionnaire to allow the Proxy Committee to review the recommendation and consider such other matters as it deems appropriate to determine that there is no material conflict of interest between the Sub-Adviser and the Fund with respect to the voting of the proxy in that manner. If the proxy guidelines do not address how a proxy should be voted and ISS refrains from making a recommendation as to how such proxy should be voted, the Proxy Committee will make a determination as to how the proxy should be voted. After making such a determination, the Proxy Committee will consider such matters as it deems appropriate to determine that there is no material conflict of interest between the Sub-Adviser and the Fund with respect to the voting of the proxy in that manner.

Although the proxy guidelines detail numerous specific instances and possible proposals, the guidelines provide that ISS will generally vote "for" management proposals on routine business; case by case on management proposals related to directors (though "for" routine matters and "against" classification of the Board); case by case on management proposals related to a company's capitalization, reorganizations or merger proposals, and non-salary compensation issues; "against" management proposals on anti-takeover related proposals; and "against" or case by case on most shareholder proposals, including social issues. A complete copy of the Proxy Policy may be obtained by writing to:
[_________].

On August 1, 2006, information with respect to how the Funds' voted proxies relating to portfolio securities held by the Funds for the period from inception to June 30 will be available: (i) without charge, upon request, by calling 1-800-[ ] or through the Fund's website at www.wisdomtree.com; and (ii) on the SEC's website at www.sec.gov.

PORTFOLIO HOLDING DISCLOSURE POLICIES AND PROCEDURES

The Trust has adopted a Portfolio Holdings Policy (the "Policy") with respect to each Fund to prevent possible disclosure and misuse of material non-public information concerning each Fund's portfolio holdings. This Policy applies to all officers, employees and agents of each Fund. This includes the Fund's investment adviser, WisdomTree Asset Management, and Sub-Adviser, BNY Investment Sub-Advisers (together, for purposes of this Policy, the "Advisers").

Purpose of the Policy. Each Fund's current portfolio holdings may be material non-public information and, if so, must not be selectively disclosed, except in accordance with the Policy or as otherwise required by state law or federal securities laws. The Policy is designed to prevent the possible misuse of knowledge of a Fund's portfolio holdings and to ensure that the interests of the Fund's Advisers, distributor, ALPS Distributors, Inc. (the "Distributor"), or any affiliated person of the Fund, the Advisers or the Distributor, are not placed above those of the Fund's shareholders.

General. Each Fund's portfolio holdings information must be disclosed in a manner that: (a) is consistent with applicable legal requirements and in the best interests of the Fund's shareholders; (b) does not put the interests of the Fund's Advisers or the Distributor, or any affiliated person of the Fund, the Advisers or the Distributor, above those of the Fund's shareholders; (c) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units (defined below), as contemplated by the WisdomTree Exemptive Orders and discussed below; and (d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect.

The "entities" referred to in sub-section (c) above are generally limited to National Securities Clearing Corporation ("NSCC") members and subscribers to various fee-based subscription services, including those large institutional investors (known as "Authorized Participants") that have been authorized by the Distributor to purchase and redeem large blocks of shares, known as "Creation Units", pursuant to legal requirements, including the WisdomTree Exemptive Orders granted by the SEC pursuant to which each Fund offers and redeems its shares, and other institutional market participants and entities that provide information services.

The Fund's Chief Compliance Officer may authorize disclosure of portfolio holdings.

Disclosure of Portfolio Holdings to Service Providers. Each business day, information about each Fund's portfolio holdings will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects each Fund's anticipated portfolio holdings on the following business day, though it may not represent a pro rata portion of such portfolio.

Daily access to information concerning the Fund's portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of the Advisers, the Distributor and the Fund's administrator, custodian and accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with the WisdomTree Exemptive Orders, agreements with the Fund, and the terms of the Trust's current registration statement.

Online Disclosure of Ten Largest Stock Holdings. Each Fund intends to disclose its complete portfolio holdings and its ten largest stock portfolio holdings and the percentages that each of these ten largest stock portfolio holdings represent of the Fund's total assets as of the close of the prior business online at www.wisdomtree.com. Online disclosure of such holdings is freely available to all categories of persons, including individual investors, institutional investors, intermediaries, third-party service providers, rating and ranking organizations.

Disclosure of Portfolio Holdings As Required by Applicable Law. Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund's fiscal year, within 60 days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

Prohibitions on Disclosure of Portfolio Holdings. No person is authorized to disclose a Fund's portfolio holdings or other investment positions (whether in writing, by fax, by e-mail, orally, or by other means) except in accordance with the Policy.

Description of the WisdomTree Dividend Indexes

Brief descriptions of the Indexes on which the Funds are based and the equity markets in which the Funds invest are provided below. Additional information about each Index, including the components and weightings of the Indexes, as well as the rules that govern inclusion and weighting in each of the Indexes is available at www.wisdomtree.com.

Component Selection Criteria. In order to be included in one of the WisdomTree Dividend Indexes, a company must pay regular cash dividends on shares of its common stock. Companies must also meet certain liquidity requirements. For example, a company must have a minimum market capitalization of $100 million as of the Index measurement date (defined below) and have an average daily dollar volume traded of at least $100,000 for the three months prior to the Index measurement date. Some Indexes have higher minimum capitalization and liquidity requirements. To be included in one of the U.S. Dividend Indexes, a company must be incorporated in the United States (including Puerto Rico), and must list its shares on the New York Stock Exchange, American Stock Exchange or the NASDAQ National Market. To be included in one of the non-U.S. Indexes, a company must list its shares on a major non-U.S. stock exchange and be organized outside of the United States. Common stocks, real estate investment trusts, tracking stocks, and holding companies are eligible for inclusion in each Index. Limited partnerships, limited liability companies, royalty trusts, preferred stocks, closed-end funds, exchange-traded funds, and passive foreign investment companies are not eligible for inclusion in an Index.

Annual Index Reconstitution. The WisdomTree Dividend Indexes are "screened" and "reconstituted" on an annual basis. Securities are "screened" to determine whether they comply with WisdomTree's proprietary Index methodology and are eligible to be included in an Index. This date is sometimes referred to as the "Index measurement date." Based on this screening, (i) securities that meet Index requirements are added to each Index and securities that no longer meet the requirements are dropped from each Index, and (ii) securities are re-weighted within each Index so that the proportion of securities in each Index changes. New securities are added to each Index only once a year.

Index Maintenance. Index maintenance occurs throughout the year and includes monitoring and implementing the adjustments for company additions and deletions, stock splits, corporate restructurings and other corporate actions. Corporate actions are generally implemented after the close of trading on the day prior to the ex-date of such corporate actions.

Index Availability. Each WisdomTree Index is calculated and disseminated throughout each day the New York Stock Exchange is open for trading.

WisdomTree Dividend Index
Number of Components: approximately [_]

Index Description. The WisdomTree Dividend Index measures the performance of U.S. companies that pay regular cash dividends on shares of their common stock. Each Domestic Dividend Index is derived from the WisdomTree Dividend Index

WisdomTree High-Yielding Equity Index
Number of Components: approximately [_]

Index Description. The WisdomTree High-Yielding Equity Index measures the performance of the highest yielding securities within the WisdomTree Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Dividend Index those companies with market capitalizations of at least $200 million and average daily trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree LargeCap Dividend Index
Number of Components: approximately [_]

Index Description. The WisdomTree LargeCap Dividend Index measures performance of companies that pay regular cash dividends from the large-capitalization segment of the WisdomTree Total Dividend Index. The Index consists of the 300 companies in the WisdomTree Dividend Index with the highest market capitalizations as of the Index measurement date. Companies in the Index are weighted based on their projected cash dividends as of the Index measurement date.

WisdomTree Dividend Top 100 Index
Number of Components: approximately [_]

Index Description. The WisdomTree Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies in the WisdomTree LargeCap Dividend Index. Unlike the other WisdomTree Domestic Indexes, which weight index components based on projected cash dividends, a component's weight in the Index is based on its indicated annual dividend yield as of the Index measurement date. Indicated annual dividend yield is calculated by annualizing the most recently declared regular cash dividend per share and dividing the amount by the stock price. A component company's weight in the Index is determined by dividing its indicated annual dividend yield by the sum of all the indicated annual dividend yields for all the component companies in the Index. The Index consists of 100 large-capitalization securities.

WisdomTree MidCap Dividend Index
Number of Components: approximately [_]

Index Description. The WisdomTree MidCap Dividend Index measures the performance of companies that pay regular cash dividends from the mid-capitalization segment of the WisdomTree Dividend Index. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Dividend Index. Those companies that comprise the top 75% of the remaining market capitalization of the WisdomTree Dividend Index as of the Index measurement date are included in the WisdomTree MidCap Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes primarily mid-capitalization securities.

WisdomTree SmallCap Dividend Index
Number of Components: approximately [_]

Index Description. The WisdomTree SmallCap Dividend Index measures the performance of companies that pay regular cash dividends from the small-capitalization segment of the WisdomTree Dividend Index. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Dividend Index. Those companies that comprise the bottom 25% of the remaining market capitalization of the Dividend Index as of the Index measurement date are included in the WisdomTree SmallCap Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes primarily small-capitalization securities.

WisdomTree DIEFA
Number of Components: approximately [_]

Index Description.
The WisdomTree DIEFA Index measures the performance of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends on shares of common stock and that meet certain other requirements. To be included in the WisdomTree DIEFA Index, companies must be incorporated in one of 16 developed-market European countries represented by the WisdomTree Europe Dividend Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities that meet the Index requirements

WisdomTree DIEFA High-Yielding Equity Index
Number of Components: approximately [_]

Index Description.
The WisdomTree DIEFA High-Yielding Equity Index measures the performance of the highest dividend yielding securities within the WisdomTree DIEFA Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree DIEFA Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Europe Dividend Index
Number of Components: approximately [_]

Index Description.
The WisdomTree Europe Total Dividend Index measures the performance of companies incorporated in 16 developed-market European countries that pay regular cash dividends on shares of common stock and meet certain other requirements. The Index is comprised of companies that are incorporated in and have their shares of common stock listed on a major stock exchange in one of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom. Companies must have paid at least $5 million in cash dividends on shares of their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Europe High-Yielding Equity Index
Number of Components: approximately [_]

Index Description.
The WisdomTree Europe High-Yielding Equity Index measures the performance of the highest dividend yielding securities within the WisdomTree Europe Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Europe Dividend Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies are ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Europe SmallCap Dividend Index
Number of Components: approximately [_]

The WisdomTree Europe SmallCap Dividend Index measures the performance of small-capitalization companies incorporated in Western Europe that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is created by first removing from the WisdomTree Europe Dividend Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the bottom 25% of the remaining market capitalization of this group are included in the WisdomTree Europe SmallCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes primarily small-capitalization securities. In this sense, it is a dividend-weighted small-cap index for the dividend-paying segment of Western Europe

WisdomTree Japan Dividend Index
Number of Components: approximately [_]

Index Description.
The WisdomTree Japan Dividend Index measures the performance of companies incorporated in Japan that pay regular cash dividends on shares of common stock and meet certain other requirements. The Index is comprised of companies incorporated in Japan that list their shares on the Tokyo Stock Exchange, the Osaka Stock Exchange or the JASDAQ. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small capitalization securities

WisdomTree Japan High-Yielding Equity Index
Number of Components: approximately [_]

Index Description.
The WisdomTree Japan High-Yielding Equity Index measures the performance of the highest dividend yielding companies within the WisdomTree Japan Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Japan Dividend Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities

WisdomTree Japan SmallCap Dividend Index
Number of Components: approximately [_]

The WisdomTree Japan SmallCap Dividend Index measures the performance of small-capitalization companies incorporated in Japan that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Japan Dividend Index. The remaining companies are then weighted in the Index based on regular cash dividends paid. The Index includes primarily small-capitalization securities. In this sense, it is a dividend-weighted small-cap index for the dividend-paying segment of Japan.

WisdomTree DIPR Index
Number of Components: approximately [_]

Index Description.
The WisdomTree DIPR measures the performance of companies in Hong Kong, Singapore, Australia and New Zealand that pay regular cash dividends on shares of common stock and meet certain other requirements. The WisdomTree DIPR is comprised of companies that are incorporated in and have their shares listed on a major stock exchange in Hong Kong, Singapore, Australia or New Zealand. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small capitalization securities

WisdomTree DIPR High-Yielding Equity Index
Number of Components: approximately [_]

Index Description.
The WisdomTree DIPR High-Yielding Equity Index measures the performance of the highest dividend paying companies within the WisdomTree DIPR Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree DIPR Index those companies with market capitalizations of at least $200 million and average daily trading volumes of at least $200,000 for the three months prior to the measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International LargeCap Index
Number of Components: approximately [_]

Index Description.
The WisdomTree International LargeCap Dividend Index measures the performance of companies that pay regular cash dividends from the large-capitalization segment of Europe, Far East Asia and Australasia. The Index is created by selecting from the WisdomTree DIEFA Index the 300 companies in the Index with the highest market capitalizations as of the Index measurement date. Companies are weighted in the Index based on regular cash dividends paid. The Index consists of large-capitalization securities.

WisdomTree International Dividend Top 100 Index
Number of Components: approximately [_]

Index Description.
The WisdomTree International Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies from Europe, Far East Asia and Australasia. The Index is created by selecting the 100 highest dividend-yielding companies from the WisdomTree International LargeCap Dividend Index. Unlike other WisdomTree International Indexes, which weight index components based on regular cash dividends paid, a component's weight in the Index is based on its annual dividend yield as of the Index measurement date. A component company's weight in the Index is determined by dividing its indicated annual dividend yield by the sum of all the indicated annual dividend yields for all the component companies in the Index. The Index consists of selected large-capitalization securities.

WisdomTree International MidCap Index
Number of Components: approximately [_]

Index Description.
The WisdomTree International MidCap Dividend Index measures the performance of companies that pay regular cash dividends from the mid-capitalization segment of markets in Europe, Far East Asia and Australasia. The Index is created by first removing from the WisdomTree DIEFA Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the top 75% of the remaining market capitalization of this group are included in the WisdomTree International MidCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index consists of mid-capitalization securities.

WisdomTree International SmallCap Index
Number of Components: approximately [_]

Index Description.
The WisdomTree International SmallCap Dividend Index measures the performance of companies that pay regular cash dividends from the small-capitalization segment of markets in Canada, Europe, Far East Asia and Australasia. The Index is created by first removing from the WisdomTree DIEFA Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the bottom 25% of the remaining market capitalization of this group are included in the WisdomTree International SmallCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index consists of small capitalization securities.

Investment Limitations

The following fundamental investment policies and limitations supplement those set forth in the Funds' Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

Each Fund's fundamental investment policies cannot be changed without the approval of the holders of a majority of that Fund's outstanding voting securities as defined under the 1940 Act. Each Fund, however, may change its non-fundamental investment policies, investment objective or strategies, and its underlying Index without a shareholder vote provided that it, obtains Board approval and notifies its shareholders with at least 60 days' prior written notice of any change in such policy.

The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

Each Fund, as a fundamental investment policy, may not:

Senior Securities

Issue senior securities, except as permitted under the Investment Company Act of 1940.

Borrowing

Borrow money, except as permitted under the Investment Company Act of 1940.

By way of example (but not as a statement of the actual fundamental policy), this means that, each Fund may not borrow money, except that each Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within 3 days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

Act as an underwriter of another issuer's securities, except to the extent that each Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

Concentration

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that each Fund may invest more than 25% of its total assets in securities of the same industry to approximately the same extent that each Fund's underlying Index concentrates in the securities of a particular industry or group of industries.

Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

Lend any security or make any other loan except as permitted under the Investment Company Act of 1940.

By way of example (but not as a statement of the actual fundamental policy), this means that, if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under each Fund's investment policies.

The following investment policy is not fundamental and MAY be changed without shareholder approval.

Each Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities in the Fund's Index and in ADRs based on securities in the Index. If, subsequent to an investment, the 80% requirement is no longer met, a Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

Continuous Offering

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market strikes demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Management of the Trust

Trustees and Officers.

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 48 Wall Street, 11th Floor, New York, NY 10005.

Trustee and Officers
------------------------------------------------------------------------------------------------------------------------
Name (year of birth)   Position      Term of     Principal Occupation(s) During the    Number of       Other
                                     Office      Past 5 Years                          Portfolios in   Directorships
                                     and                                               Fund Complex    Held by Trustee
                                     Length of                                         Overseen by     and Officer
                                     Time                                              Trustee and
                                     Served                                            Officer
------------------------------------------------------------------------------------------------------------------------
Jonathan Steinberg     Trustee,      Trustee     Chief Executive Officer of            20              None.
(1964)                 President*    since       WisdomTree Investments, Inc.
                                     2005        (formerly, Index Development
                                                 Partners, Inc.) and Director of
                                                 WisdomTree Investments, Inc. since
                                                 1989.
------------------------------------------------------------------------------------------------------------------------
Marc Ruskin (1952)     Treasurer*,   Officer     Treasurer of WisdomTree Investments   20              None.
                       Assistant     since 2005  (formerly, Index Development
                       Secretary*                Partners, Inc.); Director of
                                                 WisdomTree Investments, Inc.;
                                                 Chief Financial Officer,
                                                 RiskMetrics Group, Inc. from 2003
                                                 to 2004; Chief Financial Officer
                                                 of Cognet Corp. from 1999 to 2002.
------------------------------------------------------------------------------------------------------------------------
Richard Morris (1967)  Secretary*,   Officer     Deputy General Counsel of             20              None.
                       Chief Legal   since 2005  WisdomTree Investments, Inc. since
                       Officer*                  2005; Senior Counsel at Barclays
                                                 Global Investors, N.A. from 2002 to
                                                 2005; Counsel at Barclays Global
                                                 Investors, N.A. from 2000 to 2001.
------------------------------------------------------------------------------------------------------------------------
*Elected by and serves at the pleasure of the Board of Trustees.

Independent Trustees
------------------------------------------------------------------------------------------------------------------------
Name (year of birth)  Position       Term of     Principal Occupation(s) During the    Number of       Other
                                     Office      Past 5 Years                          Portfolios in   Directorships
                                     and                                               Fund Complex    Held by Trustee
                                     Length of                                         Overseen by     and Officer
                                     Time                                              Trustee
                                     Served
------------------------------------------------------------------------------------------------------------------------
Gregory Barton        Trustee        Trustee     Executive Vice President of           20              None.
(1961)*                              since       Licensing and Legal Affairs,
                                     2006        General Counsel and Secretary
                                                 of Ziff Davis Media Inc. since
                                                 2003; Executive Vice President
                                                 of Legal Affairs, General
                                                 Counsel and Secretary of Ziff
                                                 Davis Media Inc. from 2002 to
                                                 2003; President (2001 to 2002),
                                                 Chief Financial Officer (2000
                                                 to 2002), Vice President of
                                                 Business Development (1999 to
                                                 2001) and General Counsel and
                                                 Secretary (1998 to 2002) of
                                                 WisdomTree Investments, Inc.
------------------------------------------------------------------------------------------------------------------------
Toni Massaro          Trustee        Trustee     Dean at University of Arizona James   20              None.
(1955)**                             since       E. Rogers College of Law since
                                     2006        1999; Professor at University of
                                                 Arizona James E. Rogers College of
                                                 Law since 1990.
------------------------------------------------------------------------------------------------------------------------
Victor Ugolyn (1947)  Trustee,       Trustee     President and Chief Executive         20              Trustee on
                      Chairman of    since       Officer of William D. Witter, Inc.                    Board of
                      the Board of   2006        since 2005; Consultant to AXA                         Trustees of
                      Trustees                   Enterprise in 2004; Chairman,                         Naismith
                                                 President and Chief Executive                         Memorial
                                                 Officer of Enterprise Capital                         Basketball Hall
                                                 Management (subsidiary of The
                                                 MONY Group, Inc.) and Enterprise
                                                 Group of Funds, Chairman of MONY
                                                 Securities Corporation, and Chairman
                                                 of the Fund Board of Enterprise
                                                 Group of Funds from 1991 to 2004.



------------------------------------------------------------------------------------------------------------------------
* Chairman of the Audit Committee.
** Chair of the Nominating Committee.

The following table sets forth, as of [ ], 2006 the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust.

--------------------------------------------------------------------------------
Name of Trustee            Dollar Range of Equity     Aggregate Dollar Range of
                           Securities in the Funds    Equity Securities in All
                                                      Registered Investment
                                                      Companies Overseen by
                                                      Trustee in Family of
                                                      Investment Companies
--------------------------------------------------------------------------------
Interested Trustee:
--------------------------------------------------------------------------------
    Jonathan Steinberg     None                       None
--------------------------------------------------------------------------------
Independent Trustees:
--------------------------------------------------------------------------------
    Gregory Barton         None                       None
--------------------------------------------------------------------------------
    Toni Massaro           None                       None
--------------------------------------------------------------------------------
    Victor Ugolyn          None                       None
--------------------------------------------------------------------------------

As of [_], 2006 none of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust ("Independent Trustees") or their immediate family members owned beneficially or of record any securities of WisdomTree Asset Management, the Sub-Adviser, the Distributor, or any person controlling, controlled by or under control with WisdomTree Asset Management, the Sub-Adviser or the Distributor.

Committees of the Board of Trustees.

Audit Committee. Each Independent Trustee is a member of the Trust's Audit Committee (the "Audit Committee"). The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust's independent accountants, including the resolution of disagreements regarding financial reporting between Trust management and such independent accountants. The Audit Committee's responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Trust's financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust's compliance with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement of the Trust's independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust's independent auditors; and (vi) act as a liaison between the Trust's independent auditors and the full Board. The Board of the Trust has adopted a written charter for the Audit Committee. The Audit Committee has retained independent legal counsel to assist it in connection with these duties.

Nominating Committee. Each Independent Trustee is also a member of the Trust's Nominating Committee. The principal responsibilities of the Nominating Committee are to identify individuals qualified to serve as Independent Trustees of the Trust and to recommend its nominees for consideration by the full Board. While the Nominating Committee is solely responsible for the selection and nomination of the Trust's Independent Trustees, the Nominating Committee may consider nominations for the office of Director made by Trust stockholders as it deems appropriate. The Nominating Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act"), in conjunction with a shareholder meeting to consider the election of Trustees. Trust stockholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee.

Initial Approval of Investment Advisory Agreement and Sub-Advisory Agreement. The Board of Trustees of the Trust, including a majority of the Independent Trustees, has the responsibility under the 1940 Act to approve the Trust's proposed Investment Advisory Agreement and Sub-Advisory Agreement (collectively, the "Investment Advisory Agreements") for an initial two-year term and for one-year renewal terms thereafter at meetings of the Board called for the purpose of voting on such initial approvals or renewals. In addition, the Trust's Board of Trustees will receive, review and evaluate information concerning the services and personnel of the Investment Adviser and the Sub-Adviser at each quarterly meeting of the Board of Trustees and the Audit Committee. While particular emphasis will be placed on information concerning profitability, comparability of fees and total expenses, and the Trust's investment performance at any future meeting at which a renewal of the Investment Advisory Agreements is considered, the process of evaluating the Investment Adviser and the Sub-Adviser and the Trust's investment administrative arrangements is an ongoing one. In this regard, the Board's consideration of the nature, extent and quality of the services to be provided by the Investment Adviser and the Sub-Adviser under the Investment Advisory Agreements will include deliberations at future quarterly meetings

[To be completed by Amendment]

Remuneration of Trustees. Pursuant to its Investment Advisory Agreement with the Trust, WisdomTree Asset Management pays all compensation of officers and employees of the Trust as well as the fees of all Trustees of the Trust who are affiliated persons of WisdomTree Investments or its subsidiaries.

Each Independent Trustee receives an annual fee of $40,000 for meetings of the Board attended by the Trustee. The Audit Committee Chairman will be paid an additional $4,000, and the Independent Chairman of the Board will be paid an additional $20,000. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The following table sets forth the estimated compensation to be paid by the Trust to the Independent Trustees through the end of the Trust's first full fiscal year.

----------------------------------------------------------------------------------------------------------------------
Name of Interested        Aggregate              Pension or Retirement   Estimated Annual       Total Compensation
Trustee                   Compensation from      Benefits Accrued As     Benefits upon          From the Funds and
                          the Trust              Part of Company         Retirement             Fund Complex
                                                 Expenses
----------------------------------------------------------------------------------------------------------------------
Jonathan Steinberg        None                   None                    None                   None
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Name of Independent       Aggregate              Pension or Retirement   Estimated Annual       Total Compensation
Trustee                   Compensation from      Benefits Accrued As     Benefits upon          From the Funds and
                          the Trust              Part of Company         Retirement             Fund Complex
                                                 Expenses
----------------------------------------------------------------------------------------------------------------------
Gregory Barton            $44,000                None                    None                   $44,000
----------------------------------------------------------------------------------------------------------------------
Toni Massaro              $40,000                None                    None                   $40,000
----------------------------------------------------------------------------------------------------------------------
Victor Ugolyn             $60,000                None                    None                   $60,000
----------------------------------------------------------------------------------------------------------------------

Control Persons and Principal Holders of Securities

The name and percentage of each Depository Trust Company ("DTC") participant that owns of record 5% or more of the outstanding shares of a Fund is not yet available.

Investment Adviser. WisdomTree Asset Management serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust and WisdomTree Asset Management. WisdomTree Asset Management is a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), and has offices located at 48 Wall Street, 11th Floor, New York, NY 10005.

Under the Investment Advisory Agreement, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust, a family of twenty (20) exchange-traded funds. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

WisdomTree Asset Management has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees, (iv) compensation and expenses of the Trust's chief compliance officer; (v) extraordinary expenses; (vi) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (vii) the advisory fee payable to WisdomTree Asset Management.

--------------------------------------------------------------------------------
Name of Fund                                                      Management Fee
--------------------------------------------------------------------------------
WisdomTree Total Dividend Fund                                            %
WisdomTree High-Yielding Equity  Fund                                     %
WisdomTree LargeCap Dividend Fund                                         %
WisdomTree Dividend Top 100 Fund                                          %
WisdomTree MidCap Dividend Fund                                           %
WisdomTree SmallCap Dividend Fund                                         %
WisdomTree DIEFA Fund                                                     %
WisdomTree DIEFA High-Yielding Equity Fund                                %
WisdomTree Europe Total Dividend Fund                                     %
WisdomTree Europe High-Yielding Equity Fund                               %
WisdomTree Europe SmallCap Dividend Fund                                  %
WisdomTree Japan Total Dividend Fund                                      %
WisdomTree Japan High-Yielding Equity Fund                                %
WisdomTree Japan SmallCap Dividend Fund                                   %
WisdomTree DIPR Fund                                                      %
WisdomTree DIPR High-Yielding Equity Fund                                 %
WisdomTree International LargeCap Dividend Fund                           %
WisdomTree International Dividend Top 100 Fund                            %
WisdomTree International MidCap Dividend Fund                             %
WisdomTree International SmallCap Dividend Fund                           %
--------------------------------------------------------------------------------

The Investment Advisory Agreement with respect to the Funds continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of any Fund fail to approve the Investment Advisory Agreement, WisdomTree Asset Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Investment Advisory Agreement with respect to any Fund is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, or by WisdomTree Asset Management, in each case on not less than 30 days' nor more than 60 days' prior written notice to the other party; provided, that a shorter notice period shall be permitted for a Fund in the event its shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its "assignment" (as defined in the 1940 Act).

If current restrictions on bank activities with mutual funds were relaxed, BNY or its affiliates, would consider performing additional services for the Trust. WisdomTree Asset Management cannot predict whether these changes will be enacted, or the terms under which BNY, or its affiliates, might offer to provide additional services.

Sub-Adviser. BNY Investment Advisers, a separately identifiable division of The Bank of New York ("BNY") and a registered investment adviser with offices located at 1633 Broadway, 13th floor, New York, NY 10019, serves as the Sub-Adviser for each Fund. The Sub-Adviser chooses each Fund's portfolio investments and places orders to buy and sell the Fund's portfolio investments. WisdomTree Asset Management pays the Sub-Adviser for providing sub-advisory services to the Funds in accordance with the table set forth below.

--------------------------------------------------------------------------------
SUB-ADVISER'S FEES FOR THE DOMESTIC EQUITY FUNDS
--------------------------------------------------------------------------------
WisdomTree Total Dividend Fund
WisdomTree High-Yielding Equity Fund
WisdomTree LargeCap Dividend Fund
WisdomTree Dividend Top 100 Fund
WisdomTree MidCap Dividend Fund
WisdomTree SmallCap Dividend Fund
--------------------------------------------------------------------------------
SUB-ADVISER'S FEES FOR THE INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------
WisdomTree DIEFA Fund
WisdomTree DIEFA High-Yielding Equity Fund
WisdomTree Europe Total Dividend Fund
WisdomTree Europe High-Yielding Equity Fund
WisdomTree Europe SmallCap Dividend Fund
WisdomTree Japan Total Dividend Fund
WisdomTree Japan High-Yielding Equity Fund
WisdomTree Japan SmallCap Dividend Fund
WisdomTree DIPR Fund
WisdomTree DIPR High-Yielding Equity Fund
WisdomTree International LargeCap Dividend Fund
WisdomTree International Dividend Top 100 Fund
WisdomTree International MidCap Dividend Fund
WisdomTree International SmallCap Dividend Fund
--------------------------------------------------------------------------------

Current interpretations of federal banking laws and regulations may prohibit BNY from controlling or underwriting the shares of the Trust, but would not prohibit BNY generally from acting as an investment adviser, administrator, transfer agent or custodian to the Funds or from purchasing shares of the Funds as agent for and upon the order of a customer.

BNY believes that it may perform Sub-Advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BNY from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment Sub-Advisory agreement would be subject to shareholder approval.

Portfolio Managers.

The Domestic Equity Funds are managed by Kurt Zyla and Todd Rose. Mr. Rose reports to Mr. Zyla, although both share equal portfolio management responsibilities in respect of the Funds. Mr. Zyla is a Portfolio Manager and Managing Director of the Sub-Adviser. He has managed the Index Fund Management Division of the Sub-Adviser since 1996. He joined the Sub-Adviser in 1989. Prior to his current position, he was employed by the Sub-Adviser in a number of capacities. Mr. Rose is a Portfolio Manager in the Index Fund Management Division of the Sub-Adviser since 2000. Prior to joining the Index Fund Management Division, Mr. Rose worked in the Mutual Funds Accounting Division in various functions. Before joining the Sub-Adviser in 1997, Mr. Rose was a Financial Consultant at Merrill Lynch. He began his career trading futures with Linnco Futures Group in Chicago.

As of December 31, 2005, Mr. Zyla and Mr. Rose jointly managed ___ other registered investment companies with total assets of $___, __ pooled investment vehicles with total assets of $___, and __ other accounts with total assets of $___. None of the accounts managed by Mr. Zyla and Mr. Rose has performance-based fees. As of the date of this SAI, neither Mr. Rose nor Mr. Zyla owned shares of any Fund.

The International Equity Funds are managed by Lloyd Buchanan and Robert Windsor. Mr. Buchanan and Mr. Windsor share equally all portfolio management responsibilities in respect of the Funds and have been Portfolio Managers in the Index Fund Management Division of the Sub-Adviser since January 2002. Prior to joining the Sub-Adviser, Mr. Buchanan was a Vice President and the Chief Operating Officer of Axe Houghton Associates, Inc., an investment management subsidiary of Hoenig Group, Inc. He joined Axe Houghton in May 1988. Prior to joining the Sub-Adviser, Mr. Windsor was a Vice President and Portfolio Manager at Axe Houghton. He joined Axe Houghton in March 1984.

As of December 31, 2005, Mr. Buchanan and Mr. Windsor jointly managed ___ other registered investment companies with total assets of $___, __ pooled investment vehicles with total assets of $___, and __ other accounts with total assets of $___. None of the accounts managed by Mr. Buchanan and Mr. Windsor has performance-based fees. As of the date of this SAI, neither Mr. Buchanan nor Mr. Windsor owned shares of any Fund.

Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of its underlying Index by either replicating the same combination of securities that compose that benchmark or through a representative sampling of the securities that compose that benchmark based on objective criteria and data. The Portfolio Managers are required to manage each portfolio or account to meet those objectives.

Portfolio Manager Compensation

As of December 31, 2005, the Sub-Adviser's portfolio managers' compensation generally consists of base salary, bonus, and various long-term incentive compensation vehicles, if eligible. In addition, portfolio managers are eligible for the standard retirement benefits and health and welfare benefits available to all BNY employees. In the case of portfolio managers responsible for managing the Funds and managed accounts, the method used to determine their compensation is the same for all Funds and investment accounts. A portfolio manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by BNY's Human Resources Department. A portfolio manager's base salary is generally a fixed amount that may change as a result of periodic reviews, upon assumption of new duties, or when a market adjustment of the position occurs. A portfolio manager's bonus is determined by a number of factors. One factor is gross, pre-tax performance of a fund relative to expectations for how the fund should have performed, given its objectives, policies, strategies and limitations, and the market environment during the measurement period. This performance factor is not based on the value of assets held in a fund's portfolio. For each Fund, the performance factor depends on how the portfolio manager performs relative to the Fund's benchmark and the Fund's peer group, over one-year and three-year time periods. Additional factors include the portfolio manager's contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The bonus is paid on an annual basis.

The portfolio managers for each Fund manage multiple portfolios for multiple clients. These accounts may include investment companies, separate accounts (assets managed on behalf of individuals and institutions such as pension funds, insurance companies and foundations), and bank collective and common trust accounts. Each portfolio manager generally manages portfolios having substantially the same investment style as the relevant Fund. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Fund(s) managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolio or Funds but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the Sub-Advisory fees paid by a Fund. However, the compensation structure for portfolio managers generally does not provide any incentive to favor one account over another because that part of a manager's bonus based on performance is not based on the performance of one account to the exclusion of others.

Code of Ethics. The Trust, WisdomTree Asset Management, the Sub-Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Employees subject to the Codes of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

Administrator, Custodian and Transfer Agent. The Bank of New York serves as administrator, custodian and transfer agent for the Funds. BNY's principal address is One Wall Street, New York, New York 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNY makes available the office space, equipment, personnel and facilities required to provide such services. Under the custody agreement with the Trust, BNY maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. BNY is required, upon the order of the Trust, to deliver securities held by BNY and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, BNY is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNY acts as transfer agent for each Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY receives certain out of pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Trust from the Trust's custody account with BNY.

Distributor. ALPS Distributors, Inc. ("Distributor") is the distributor of shares of the Trust. Its principal address is 1625 Broadway, Suite 2200, Denver, Colorado 80202. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the National Association of Securities Dealers, Inc. ("NASD"). The Distributor is not affiliated with WisdomTree Investments, WisdomTree Asset Management, nor any stock exchange.

The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below) or DTC Participants (as defined below).

WisdomTree Asset Management may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

Brokerage Transactions

The Sub-Adviser assumes general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Sub-Adviser's policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Sub-Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund's shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

Additional Information Concerning the Trust

Shares. The Trust was established as a Delaware statutory trust on December 15, 2005. The Trust currently is comprised of 20 Funds. Each Fund issues shares of beneficial interest, with no par value. The Board may designate additional Funds. The Trust is registered with the SEC as an open-end management investment company.

Each share issued by a Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board of Trustees with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund's shares, a holder of shares may be a "control person" of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o ALPS Distributors, Inc. at 1625 Broadway, Suite 2200, Denver, Colorado 80202.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC's rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a Fund and beneficial owners of 10% of the shares of a Fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC's rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or a Fund. The Trust or a Fund may be terminated by a majority vote of the Board of Trustees or the affirmative vote of a super majority of the holders of the Trust or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust's organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

DTC Acts as Securities Depository for the Shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants ("DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. No Beneficial Owner shall have the right to receive a certificate representing such shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name", and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation & Redemption of Creation Unit Aggregations

Creation. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" with respect to each Fund is any day on which the national securities exchange on which the Fund is listed for trading (each a "Listing Exchange") is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the "Deposit Securities"), which constitutes a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying Index and an amount of cash (the "Cash Component") computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Cash Component is sometimes also referred to as the "Balancing Amount." The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the "Deposit Amount," which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

Each Fund, through the National Securities Clearing Corporation makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Trust with a view to the investment objective of the relevant Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the relevant underlying Index.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e. a "cash in lieu" amount) to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit or require a "cash in lieu" amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to the Trust on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the underlying Index being tracked by the relevant Fund or resulting from certain corporate actions.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be: (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant, and, in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Unit Aggregations. Hereinafter, each of the WisdomTree Total Dividend Fund, WisdomTree High-Yielding Equity Fund, WisdomTree LargeCap Dividend Fund, WisdomTree Dividend Top 100 Fund, the WisdomTree MidCap Dividend Fund and WisdomTree SmallCap Dividend Fund is referred to as a "Domestic Equity Fund." Each of the WisdomTree DIEFA Fund, WisdomTree DIEFA High-Yielding Equity Fund, WisdomTree Europe Total Dividend Fund, WisdomTree Europe High-Yielding Equity Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree Japan Total Dividend Fund, WisdomTree Japan High-Yielding Equity Fund, WisdomTree Japan SmallCap Dividend Fund, WisdomTree DIPR Fund, WisdomTree DIPR High-Yielding Equity Fund, WisdomTree International LargeCap Fund, WisdomTree International Dividend Top 100 Fund, WisdomTree International MidCap Fund and WisdomTree International SmallCap Fund is referred to as an "International Equity Fund." Orders to create Creation Unit Aggregations of the International Equity Funds cannot be placed through the Clearing Process. All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the applicable Listing Exchange ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of shares of the applicable Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations of Domestic Equity Funds through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations of Domestic Equity Funds that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Those placing orders for Creation Unit Aggregations of International Equity Funds should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the applicable Listing Exchange. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Distributor.

Placement of Creation Orders for Domestic Equity Funds Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through BNY to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders for Domestic Equity Funds Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern time, on the "Settlement Date". The Settlement Date is typically the third Business Day following the Transmittal Date. Each Fund reserves the right to settle transactions on a basis other than T+3. In certain cases Authorized Participants will create and redeem Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to BNY through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by BNY later than 2:00 p.m., Eastern time, on the Settlement Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if BNY does not receive both the required Deposit Securities and the Cash Component by 2:00 p.m. on the Settlement Date, such order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

An additional charge of up to three (3) times the normal transaction fee (for a total charge of up to four (4) times the normal transaction fee) may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units.

Creation Unit Aggregations of Domestic Equity Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 105%, which the Trust may change from time to time, of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit") with the Fund pending delivery of any missing Deposit Securities.

If an Authorized Participant determines to post an additional cash deposit as collateral for any undelivered Deposit Securities, such Authorized Participant must deposit with BNY the appropriate amount of federal funds by 2:00 p.m., Eastern time, on the date of requested settlement. If the Authorized Participant does not place its purchase order by the closing time or BNY does not receive federal funds in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with BNY, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105%, which the Trust may change from time to time, of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 2:00 p.m., Eastern time, on the Settlement Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by BNY or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Placement of Creation Orders for International Equity Funds. Fund Deposits in connection with the International Equity Funds will not be made either through the Clearing Process or through DTC. For each Fund, BNY shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor's behalf by the closing time of the regular trading session on the applicable Listing Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of International Equity Funds will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 110%, which WisdomTree Asset Management may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by the Fund as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful;
(vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or WisdomTree Asset Management, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, BNY, the Distributor or WisdomTree Asset Management make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, WisdomTree Asset Management, the Distributor, DTC, NSCC, BNY or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, BNY, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. Each Fund imposes a "Transaction Fee" on investors purchasing or redeeming Creation Units. For this reason, investors purchasing or redeeming through the DTC Process generally will pay a higher Transaction Fee than will investors doing so through the NSCC Process. The Transaction Fee will be limited to amounts that have been determined by WisdomTree Asset Management to be appropriate. The purpose of the Transaction Fee is to protect the existing shareholders of the Funds from the dilutive costs associated with the purchase and redemption of Creation Units. Where a Fund permits an in-kind purchaser to deposit cash in lieu of depositing one or more Deposit Securities, the purchaser may be assessed a higher Transaction Fee to offset the transaction cost to the Fund of buying those particular Deposit Securities. Transaction Fees will differ for each Fund, depending on the transaction expenses related to each Fund's portfolio securities. Every purchaser of a Creation Unit will receive a Prospectus that contains complete disclosure about the Transaction Fee, including the maximum amount of the Transaction Fee charged by the Fund. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the standard and maximum creation transaction fee for each of the Funds.

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                                                        Standard Creation           Maximum Creation
Name of Fund                                            Transaction Fee             Transaction Fee
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WisdomTree Total Dividend Fund
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WisdomTree High-Yielding Equity Fund
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WisdomTree LargeCap Dividend Fund
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WisdomTree Dividend Top 100 Fund
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WisdomTree MidCap Dividend Fund
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WisdomTree SmallCap Dividend Fund
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WisdomTree DIEFA Fund
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WisdomTree DIEFA High-Yielding Equity Fund
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WisdomTree Europe Total Dividend Fund
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WisdomTree Europe High-Yielding Equity Fund
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WisdomTree Europe SmallCap Dividend Fund
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WisdomTree Japan Total Dividend Fund
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WisdomTree Japan High-Yielding Equity Fund
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WisdomTree Japan SmallCap Dividend Fund
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WisdomTree DIPR Fund
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WisdomTree DIPR High-Yielding Equity Fund
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WisdomTree International LargeCap Dividend Fund
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WisdomTree International Dividend Top 100 Fund
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WisdomTree International MidCap Dividend Fund
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WisdomTree International SmallCap Dividend Fund
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Placement of Redemption Orders for Domestic Equity Funds Using the Clearing Process. Orders to redeem Creation Unit Aggregations of Domestic Equity Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by BNY (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date, and
(ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after the Closing Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders for Domestic Equity Funds Outside the Clearing Process. Orders to redeem Creation Unit Aggregations of Domestic Equity Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNY (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to BNY no later than 11:00 a.m., Eastern time, on the contracted settlement date; and
(iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Placement of Redemption Orders for International Equity Funds. Orders to redeem Creation Unit Aggregations of International Equity Funds must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of International Funds is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNY (in its capacity as Transfer Agent) not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to BNY no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for International Equity Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the International Equity Funds.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of Foreign Funds, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Fund's Transfer Agent, the Transfer Agent will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 110%, which WisdomTree Asset Management may change from time to time, of the value of the missing shares.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by BNY and marked to market daily, and that the fees of BNY and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by BNY according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to BNY by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to BNY prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by BNY on such Transmittal Date. If, however, a redemption order is submitted to BNY by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to BNY by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the Portfolio Securities of an International Equity Fund may trade on the relevant exchange(s) on days that the Listing Exchange for the International Equity Fund is closed or are otherwise not Business Days for such International Equity Fund, stockholders may not be able to redeem their shares of such International Equity Fund, or to purchase and sell shares of such International Equity Fund on the Listing Exchange for the International Equity Fund, on days when the NAV of such International Equity Fund could be significantly affected by events in the relevant foreign markets.

REGULAR HOLIDAYS. Each Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of "T" plus three Business Days (i.e., days on which the New York Stock Exchange is open). Each Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates in calendar year 2006 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

--------------------------------------------------------------------------------
Australia
Jan 2                         Apr 17                      Oct 2
Jan 26                        Apr 25                      Nov 7
Mar 13                        Jun 12                      Dec 25
Apr 14                        Aug 7                       Dec 26
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Austria
Jan 6                         Jun 5                       Dec 8
Apr 14                        Jun 15                      Dec 25
Apr 17                        Aug 15                      Dec 26
May 1                         Oct 26                      Dec 29
May 25                        Nov 1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Belgium
Apr 14
Apr 17
May 1
Dec 25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Netherlands
Apr 14                        Dec 26
Apr 17
May 1
Dec 25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Norway
Apr 13                        May 17                      Dec 26
Apr 14                        May 25
Apr 17                        Jun 5
May 1                         Dec 25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Portugal
Apr 14                        Dec 26
Apr 17
May 1
Dec 25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Singapore
Jan 2                         Apr 14                      Dec 25
Jan 10                        May 1
Jan 30                        May 12
Jan 31                        Aug 9
                              Oct 24
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Denmark
Apr 13                        May 25
Apr 14                        Jun 5
Apr 17                        Dec 25
May 12                        Dec 26
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Finland
Jan 6                         May 25                      Dec 26
Apr 14                        Jun 23
Apr 17                        Dec 6
May 1                         Dec 25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
France
Apr 14                        Dec 26
Apr 17
May 1
Dec 25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Spain
Jan 6                         Aug 15                      Dec 8
Apr 14                        Oct 12                      Dec 25
Apr 17                        Nov 1                       Dec 26
May 1                         Dec 6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sweden
Jan 6                         May 25                      Dec 26
Apr 14                        Jun 5
Apr 17                        Jun 23
May 1                         Dec 25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Switzerland
Jan 2                         May 25                      Dec 26
Apr 14                        Jun 5
Apr 17                        Aug 1
May 1                         Dec 25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
United Kingdom
Jan 2                         May 29
Apr 14                        Aug 28
Apr 17                        Dec 25
May 1                         Dec 26
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Greece
Jan 6                         Apr 21                      Aug 15
Mar 6                         Apr 24                      Dec 25
Apr 14                        May 1                       Dec 26
Apr 17                        Jun 12
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Germany
Apr 14                        Dec 26
Apr 17
May 1
Dec 25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Hong Kong
Jan 2                         Apr 14                      May 31
Jan 30                        Apr 17                      Oct 2
Jan 31                        May 1                       Oct 30
Apr 5                         May 5                       Dec 25
                                                          Dec 26
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ireland
Apr 14                        Dec 25
Apr 17                        Dec 26
May 1
Jun 5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Italy
Apr 14                        Dec 25
Apr 17                        Dec 26
May 1
Aug 15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Japan
Jan 2                         May 3                       Sep 18
Jan 3                         May 4                       Oct 9
Jan 9                         May 5                       Nov 3
Mar 21                        Jul 17                      Nov 23
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
New Zealand
Jan 2                         Apr 17                      Dec 25
Jan 3                         Apr 25                      Dec 26
Feb 6                         Jun 5
Apr 14                        Oct 23
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
United States
Jan 2                         May 29                      Nov 23
Jan 16                        Jul 4                       Dec 25
Feb 20                        Sep 4
Apr 14
--------------------------------------------------------------------------------

Settlement Periods Greater than Seven Days for Year 2006

--------------------------------------------------------------------------------
Denmark             4/10/2006                    4/18/2006                     8
--------------------------------------------------------------------------------
                    4/11/2006                    4/19/2006                     8
--------------------------------------------------------------------------------
                    4/12/2006                    4/20/2006                     8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Japan               4/28/2006                    5/8/2006                     10
--------------------------------------------------------------------------------
                    5/1/2006                     5/9/2006                      8
--------------------------------------------------------------------------------
                    5/2/2006                     5/10/2006                     8
--------------------------------------------------------------------------------

Taxes

Registered Investment Company Qualifications. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, each Fund must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of each Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; and (ii) at the close of each quarter of the company's taxable year, (a) at least 50% of the market value of each Fund's total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of each Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer of two or more issuers that are controlled by each Fund (within the meaning of Section 851(c)(2) of the Internal Revenue Code), and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. Government securities or the securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships.

Taxation of RICs. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of each Fund's current and accumulated earnings and profits. In such event, distributions to individuals should qualify as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends-received deduction. Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. If each Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

Excise Tax. Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Back-Up Withholding. In certain cases, a Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service; (3) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Section 351. The Trust on behalf of each Fund has the right to reject an order for a purchase of shares of the Trust if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Internal Revenue Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Qualified Dividend Income. Distributions by each Fund of investment company taxable income (excluding any short-term capital gains) whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent each Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (and each Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Internal Revenue Code. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2008. Distributions by each Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of each Fund's net capital gains will be taxable as long-term capital gains.

Corporate Dividends Received Deduction. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.

Net Capital Loss Carryforwards. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

Funds Holding Foreign Investments. Each Fund, but in particular the International Equity Funds may be subject to foreign income taxes withheld at the source. Each Fund that is permitted to do so will elect to "pass through" to its investors the amount of foreign income taxes paid by the Fund provided that the investor held the shares of the Fund, and the Fund held the security, on the dividend settlement date and for at least fifteen additional days immediately before and/or thereafter, with the result that each investor will (i) include in gross income, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the investor's pro rata share of the Fund's foreign income taxes. A foreign person who invests in a Fund that elects to "pass through" its foreign taxes may be treated as receiving additional dividend income subject to U.S. withholding tax. A foreign tax credit may not exceed the investor's U.S. federal income tax otherwise payable with respect to the investor's foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from foreign sources; the Fund's gain from the sale of securities will generally be treated as U.S. source income. This foreign tax credit limitation is applied separately to separate categories of income; dividends from the Fund will be treated as "passive" or "financial services" income for this purpose. The effect of this limitation may be to prevent investors from claiming as a credit the full amount of their pro rata share of the Fund's foreign income taxes. Recent tax legislation could change the characterization of Fund distributions in applying the foreign tax credit limitation in taxable years beginning after December 31, 2006.

If any Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies," the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional charge in the nature of interest, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund", the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually the shares of the passive foreign investment company, and, in such event, would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

Federal Tax Treatment of Complex Securities. Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Each Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based investments required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90% requirement for a Fund to qualify as a RIC.

Each Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date of this Statement of Additional Information. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Determination of NAV

The NAV of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the "NAV Calculation Time"). NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding.

Stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments which may be used to manage a Fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security's owner might reasonably expect to receive upon its sale. A Fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the NAV Calculation Time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the Fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing also may be used for domestic securities if, for example, (1) trading in a security is halted and does not resume before the Fund's pricing time or if a security does not trade in the course of a day, or (2) the Fund holds enough of the security that its price could affect the Fund's NAV. Since the International Equity Funds invest in securities listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of these Funds may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

Fair-value prices are determined by the Funds according to procedures adopted by the Board of Trustees. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units.

Dividends and Distributions

Each Fund pays out dividends, if any, to investors at least annually. Each Fund distributes its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Financial Statements

Each of the Fund's audited Financial Statements, including the Financial Highlights, appearing in the Annual Report to Shareholders and the report therein of [to be provided by amendment], a registered public accounting firm, are hereby incorporated by reference in this Statement of Additional Information. The Annual Report to Shareholders is delivered with this Statement of Additional Information to shareholders requesting this Statement of Additional Information.

Miscellaneous Information

Counsel. Kirkpatrick & Lockhart Nicholson Graham LLP, 599 Lexington Avenue, New York, New York 10022 is counsel to the Trust.

Independent Registered Public Accounting Firm. [                              ],
with offices located at [                                                     ],
serves as the independent auditor of the Trust. They audit the Funds' financial statements and may perform other services.

                                     Part C
                                Other Information

Item 23.  Exhibits

Exhibit
Number    Description
-------   -----------

(a)(1)    Trust Instrument of the Registrant dated December 15, 2005.
(a)(2) Certificate of Trust as filed with the State of Delaware on December 15, 2005.
(b)       By-Laws of the Registrant.
(c) Portions of the Trust Instrument and By-Laws of the Registrant defining the rights of holders of shares of the Registrant.(1)
(d)(1) Form of Investment Advisory Agreement between the Registrant and WisdomTree Asset Management, Inc.
(d)(2) Form of Sub-Advisory Agreement between WisdomTree Asset Management, Inc. and BNY Investment Advisors.
(e)(1) Form of Distribution Agreement between the Registrant and ALPS Distributors, Inc.
(e)(2)    Form of Authorized Participant Agreement.
(f)       Not applicable.
(g)(1)    Form of Custody Agreement between the Registrant and The Bank of New
          York.
(g)(2) Form of Foreign Custody Manager Agreement between the Registrant and The Bank of New York.
(h)(1) Form of Administration and Accounting Agreement between the Registrant and The Bank of New York.
(h)(2) Form of Transfer Agency and Service Agreement between the Registrant and The Bank of New York.
(h)(3) Form of License Agreement between the Registrant and WisdomTree Investments, Inc.
(h)(4)    Form of Securities Lending Agency Agreement between the Registrant and
          __________.*
(h)(5)    Form of Securities Loan Agreement between the Registrant and
          __________.*
(h)(6) Form of Chief Compliance Officer Services Agreement between the Registrant and ALPS Mutual Funds Services, Inc.
(i) Legal Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP, counsel to the Registrant.*
(j)       Consent of ________________, independent auditors for the Registrant.*
(k)       Not applicable.
(l) Form of Letter of Representations between the Registrant and The Depository Trust Company.*
(m)       None.
(n)       Not applicable.
(p)       Code of Ethics of the Registrant.*

----------
(1) Reference is made to Article II Sections 2, 3 and 8, and Articles III, IV, V, VI, VII, VIII, IX and X of the Registrant's Trust Instrument, filed as Exhibit (a) to this Registration Statement; and to Articles I, V, and VI of the Registrant's By-Laws, filed as Exhibit (b) to this Registration Statement.

*     To be filed by amendment.

Item 24.  Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 25.  Indemnification

      Reference is made to Article IX of the Registrant's Trust Instrument filed as Exhibit (a)(1) to this Registration Statement with respect to the indemnification of the Registrant's trustees and officers, which is set forth below:

      Section 1. LIMITATION OF LIABILITY. All Persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees, or agents, whether past, present, or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Investment Adviser, or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

      Section 2. INDEMNIFICATION.

      (a) Subject to the exceptions and limitations contained in subsection (b) below:

            (i) every Person who is, or has been, a Trustee or an officer, employee, or agent of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series (out of Assets belonging to that Series) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided that the transfer agent of the Trust or any Series shall not be considered an agent for these purposes unless expressly deemed to be such by the Trustees in a resolution referring to this Article.

            (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

      (b) No indemnification shall be provided hereunder to a Covered Person:

            (i) who has been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

            (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement, (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based on a review of readily available facts (as opposed to a full trial-type inquiry), or (C) by written opinion of independent legal counsel based on a review of readily available facts (as opposed to a full trial-type inquiry).

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors, and administrators of a Covered Person.

      (d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof on receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section, provided that either (i) such Covered Person has provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, has determined, based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

      (e) Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, modification, or adoption would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission that occurred prior to such repeal, modification, or adoption.

Reference is made to Article VI of the Registrant's By-Laws filed as Exhibit (b) to this Registration Statement with respect to the indemnification of the Registrant's trustees and officers, which is set forth below:

      Section 6.2. Limitation of Liability. The Declaration refers to the Trustees as Trustees, but not as individuals or personally; and no Trustee, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Trust; provided, that nothing contained in the Declaration or the By-

      Laws shall protect any Trustee or officer of the Trust from any liability to the Trust or its Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

WisdomTree Asset Management, Inc. ("WTAM"), 48 Wall Street, 11th Floor, New York, NY 10005, a wholly-owned subsidiary of WisdomTree Investments, Inc., is a registered investment adviser and serves as manager for all funds of the Registrant. The description of WTAM under the caption of "Management-Investment Adviser" in the Prospectus and under the caption "Management of the Trust" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference.

Each of the directors and officers of WTAM will also have substantial responsibilities as directors and/or officers of WisdomTree Investments, Inc., 48 Wall Street, 11th Floor, New York, NY 10005. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of WTAM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

---------------------------------------------------------------------------------------------------------------------
Name                        Position with WisdomTree       Principal Business(es) During the last Two Fiscal Years
                            Asset Management, Inc.
---------------------------------------------------------------------------------------------------------------------
Jonathan Steinberg          President, Chief Executive     Chief Executive Officer of WisdomTree Investments
                            Officer and Director           (formerly, Index Development Partners, Inc.); Director
                                                           of WisdomTree Investments, Inc.
---------------------------------------------------------------------------------------------------------------------
Marc Ruskin                 Treasurer and Chief            Treasurer of WisdomTree Investments (formerly, Index
                            Financial Officer              Development Partners, Inc.); Director of WisdomTree
                                                           Investments, Inc.
---------------------------------------------------------------------------------------------------------------------
Richard Morris              Deputy General Counsel,        Deputy General Counsel of WisdomTree Investments, Inc.
                            Chief Legal Officer and        since 2005; Senior Counsel at Barclays Global Investors,
                            Chief Compliance Officer       N.A. from 2002 to 2005; Counsel at Barclays Global
                                                           Investors, N.A. from 2000 to 2001.
---------------------------------------------------------------------------------------------------------------------

WTAM, with the approval of the Registrant's board of trustees, selects the sub-adviser for the funds of the Registrant. BNY Investment Advisors serves as sub-adviser for the funds.

---------------------------------------------------------------------------------------------------------------------
Name                        Position with BNY Investment   Principal Business(es) During the last Two Fiscal Years
                            Advisors
---------------------------------------------------------------------------------------------------------------------
Kurt Zyla                   Managing Director              Division Manager
---------------------------------------------------------------------------------------------------------------------
Todd Rose                   Vice President, Senior         Portfolio Management, Index Fund Management
                            Portfolio Manager
---------------------------------------------------------------------------------------------------------------------
Denise Krisko               Managing Director              Senior Portfolio Manager
---------------------------------------------------------------------------------------------------------------------

Item 27.  Principal Underwriters

(a) The Trust's distributor, ALPS Distributors, Inc. (the "Distributor"), acts as distributor for the Registrant and the following investment companies:
      Accessor Funds, AARP Funds, Agile Funds, Ameristock Mutual Funds, Inc., DIAMONDS Trust, Drake Funds, Financial Investors Trust, Financial Investors Variable Insurance Trust, First Funds, Firsthand Funds, Forward Emerald Funds, Henssler Funds, Inc., Holland Balanced Fund, Laudus Trust, Milestone, Nasdaq 100 Trust, PowerShares Exchange-Traded Funds Trust, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Utopia Funds, W. P. Stewart Funds, Wasatch Funds, and Westcore Trust.

(b) To the best of Registrant's knowledge, the directors and executive officers of the Distributor are as follows:

--------------------------------------------------------------------------------
NAME                Position(s) and Office(s) with the Distributor
--------------------------------------------------------------------------------
Edmund J. Burke     President
--------------------------------------------------------------------------------
Thomas Carter       Managing Director - Sales and Finance; Treasurer
--------------------------------------------------------------------------------
Jeremy O. May       Managing Director - Operations and Client Service; Secretary
--------------------------------------------------------------------------------
Diana Adams         Vice President, Controller
--------------------------------------------------------------------------------
Tane Tyler          Chief Legal Officer, Assistant Secretary
--------------------------------------------------------------------------------
Brad Swenson        Chief Compliance Officer
-------------------------- -----------------------------------------------------

The business address of each of the Distributor's directors or officers is 1625 Broadway, Suite 2200, Denver, Colorado 80202.

(c)   Not applicable.

Item 28.  Location of Accounts and Records

(a)   The Registrant maintains accounts, books and other documents required by
      Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at its offices at 48 Wall Street, 11th Floor, New York, NY 10005.

(b) WisdomTree Asset Management Inc. maintains all Records relating to its services as investment adviser to the Registrant at 48 Wall Street, 11th Floor, New York, NY 10005.

(c) BNY Investment Advisors maintains all Records relating to its services as sub-adviser to the Registrant at 1633 Broadway, 13th Floor, New York, NY 10019.

(d) APS Distributors, Inc. maintains all Records relating to its services as Distributor of the Registrant at 1625 Broadway, Suite 2200, Denver, Colorado 80202.

(e) The Bank of New York maintains all Records relating to its services as administrator, transfer agent and custodian of the Registrant at One Wall Street, New York, New York 10286.

Item 29.  Management Services

Not applicable.

Item 30.  Undertakings

The Registrant undertakes to file an amendment to this registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 13 day of March, 2006.

                                            WISDOMTREE TRUST
                                            (Registrant)


                                            BY: /s/ Jonathan Steinberg
                                                -------------------------------
                                                (Jonathan Steinberg, President)

Each Person whose signature appears below hereby authorizes Jonathan Steinberg, Marc Ruskin, or Richard Morris or any of them, attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to this Registration Statement (including Post-Effective Amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                 Title                                      Date
----------                 -----                                      ----


/s/ Jonathan Steinberg
----------------------     President (Principal Executive
Jonathan Steinberg         Officer) and Trustee                   March 13, 2006


/s/ Marc Ruskin
---------------            Treasurer (Principal Financial
Marc Ruskin                Officer)                               March 13, 2006


/s/ Gregory Barton
------------------
Gregory Barton             Trustee                                March 13, 2006



/s/ Toni Massaro
----------------
Toni Massaro               Trustee                                March 13, 2006


/s/ Victor Ugolyn
-----------------
Victor Ugolyn              Trustee                                March 13, 2006

                                  EXHIBIT INDEX


EXHIBIT      Description
-------      -----------

(a)(1)       Trust Instrument of the Registrant dated December 15, 2005

(a)(2)       Certificate of Trust of the Registrant

(b)          By-Laws of Registrant

(d)(1) Form of Investment Advisory Agreement between the Registrant and WisdomTree Asset Management, Inc.

(d)(2) Form of Sub-Advisory Agreement between WisdomTree Asset Management, Inc. and BNY Investment Advisors.

(e)(1) Form of Distribution Agreement between the Registrant and ALPS Distributors, Inc.

(e)(2)       Form of Authorized Participant Agreement.

(g)(1)       Form of Custody Agreement between the Registrant and The Bank of
             New York.

(g)(2) Form of Foreign Custody Manager Agreement between the Registrant and The Bank of New York.

(h)(1) Form of Fund Administration and Accounting Agreement between the Registrant and The Bank of New York.

(h)(2) Form of Transfer Agency and Service Agreement between the Registrant and The Bank of New York.

(h)(3) Form of License Agreement between the Registrant and WisdomTree Investments, Inc.

(h)(6) Form of Chief Compliance Officer Services Agreement between the Registrant and ALPS Mutual Funds Services, Inc.